UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.1%
    12,754  Astronics Corp. (a)                     $    808,731
     8,475  Ducommun, Inc. (a)                           212,384
    14,567  Engility Holdings, Inc. (a)                  656,243
     4,141  National Presto Industries,
               Inc.                                      323,164
    43,849  Taser International, Inc. (a)                801,998
                                                    ------------
                                                       2,802,520
                                                    ------------
            AIR FREIGHT & LOGISTICS -- 1.1%
    43,189  Air Transport Services
               Group, Inc. (a)                           339,034
    12,102  Echo Global Logistics, Inc. (a)              221,708
     7,319  Park-Ohio Holdings Corp. (a)                 410,962
                                                    ------------
                                                         971,704
                                                    ------------
            AIRLINES -- 0.7%
    44,315  Hawaiian Holdings, Inc. (a)                  618,637
                                                    ------------

            AUTO COMPONENTS -- 1.4%
    29,325  Gentherm, Inc. (a)                         1,018,164
    11,904  Remy International, Inc.                     281,173
                                                    ------------
                                                       1,299,337
                                                    ------------
            AUTOMOBILES -- 0.7%
    23,431  Winnebago Industries, Inc. (a)               641,775
                                                    ------------

            BANKS -- 17.1%
    11,309  1st Source Corp.                             362,906
     4,174  Bank of Marin Bancorp                        187,913
    13,267  City Holding Co.                             595,158
    30,029  CoBiz Financial, Inc.                        345,934
    12,572  Community Trust Bancorp, Inc.                521,486
    19,038  Eagle Bancorp, Inc. (b)                      687,272
    12,990  Fidelity Southern Corp.                      181,470
    60,904  First Busey Corp.                            353,243
    12,208  First Community
               Bancshares, Inc.                          199,723
     8,798  First Financial Corp.                        296,317
    20,376  First Financial Holdings, Inc.             1,275,945
    30,366  First Merchants Corp.                        657,120
    24,689  Flushing Financial Corp.                     520,197
    26,843  Hanmi Financial Corp.                        625,442
    11,976  Heartland Financial USA, Inc.                323,232
    13,988  Hudson Valley Holding Corp.                  266,471
    27,747  Lakeland Bancorp, Inc.                       312,154
    13,844  Lakeland Financial Corp.                     556,806
    10,890  Metro Bancorp, Inc. (a)                      230,215
    11,545  Pacific Premier
               Bancorp, Inc. (a)                         186,336
    26,533  Renasant Corp.                               770,784


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            BANKS (CONTINUED)
    10,199  Republic Bancorp, Inc.,
              Class A                               $    230,497
    11,608  S.Y. Bancorp, Inc.                           367,277
    21,125  Sandy Spring Bancorp, Inc.                   527,702
    13,743  Simmons First National Corp.,
               Class A                                   512,202
    13,770  Southside Bancshares, Inc.                   432,103
    66,642  Sterling Bancorp                             843,688
    12,891  Taylor Capital Group, Inc. (a)               308,353
     9,974  Tompkins Financial Corp.                     488,327
    11,280  TriCo Bancshares                             292,490
    39,835  Union First Market
               Bankshares Corp.                        1,012,606
    11,938  Washington Trust Bancorp, Inc.               447,317
    57,409  Wilshire Bancorp, Inc.                       637,240
                                                    ------------
                                                      15,555,926
                                                    ------------
            BEVERAGES -- 0.4%
     3,910  Coca-Cola Bottling Co.
               Consolidated                              332,272
                                                    ------------
            BUILDING PRODUCTS -- 1.2%
    37,077  Griffon Corp.                                442,699
     8,219  Patrick Industries, Inc. (a)                 364,348
    26,515  PGT, Inc. (a)                                305,188
                                                    ------------
                                                       1,112,235
                                                    ------------
            CAPITAL MARKETS -- 1.7%
    16,141  Calamos Asset Management, Inc.,
              Class A                                    208,703
     2,207  Diamond Hill Investment
              Group, Inc.                                290,088
     7,472  FBR & Co. (a)                                193,002
    32,101  FXCM, Inc., Class A                          474,132
    12,166  INTL FCStone, Inc. (a)                       228,842
    11,525  Manning & Napier, Inc.                       193,274
                                                    ------------
                                                       1,588,041
                                                    ------------

            CHEMICALS -- 1.5%
    19,052  FutureFuel Corp.                             386,756
     7,991  Hawkins, Inc.                                293,589
    22,537  Landec Corp. (a)                             251,513
    39,873  OMNOVA Solutions, Inc. (a)                   413,882
                                                    ------------
                                                       1,345,740
                                                    ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.9%
    12,974  CECO Environmental Corp.                     215,239
    22,170  Ennis, Inc.                                  367,357


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    27,291  Kimball International, Inc.,
               Class B                              $    494,240
    10,536  Multi-Color Corp.                            368,760
    23,205  Performant Financial Corp. (a)               210,005
    13,893  SP Plus Corp. (a)                            364,969
    17,084  US Ecology, Inc.                             634,158
                                                    ------------
                                                       2,654,728
                                                    ------------
            COMMUNICATIONS EQUIPMENT -- 1.3%
    13,245  Black Box Corp.                              322,383
    12,956  Comtech Telecommunications
               Corp.                                     412,778
    15,244  Oplink Communications,
               Inc. (a)                                  273,782
     4,802  TESSCO Technologies, Inc.                    179,403
                                                    ------------
                                                       1,188,346
                                                    ------------
            CONSTRUCTION & ENGINEERING -- 1.4%
    31,691  Furmanite Corp. (a)                          311,206
    17,886  MYR Group, Inc. (a)                          452,873
     7,988  Northwest Pipe Co. (a)                       288,846
    21,550  Pike Corp. (a)                               231,878
                                                    ------------
                                                       1,284,803
                                                    ------------
            CONSTRUCTION MATERIALS -- 0.1%
     1,552  United States Lime &
               Minerals, Inc.                             87,378
                                                    ------------
            CONSUMER FINANCE -- 0.3%
    13,221  Consumer Portfolio Services,
              Inc. (a)                                    90,432
     8,434  Regional Management
               Corp. (a)                                 207,982
                                                    ------------
                                                         298,414
                                                    ------------
            CONTAINERS & PACKAGING -- 0.5%
    22,321  Myers Industries, Inc.                       444,634
                                                    ------------
            DISTRIBUTORS -- 0.2%
    16,690  VOXX International Corp. (a)                 228,319
                                                    ------------

            DIVERSIFIED CONSUMER SERVICES --
               2.0%
    14,907  American Public Education,
               Inc. (a)                                  522,938
     9,290  Capella Education Co.                        586,664
    13,264  Carriage Services, Inc.                      241,935


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
    15,409  ITT Educational
               Services, Inc. (a)                   $    441,930
                                                    ------------
                                                       1,793,467
                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.3%
    12,054  Gain Capital Holdings, Inc.                  130,304
     8,135  Marlin Business Services Corp.               169,289
                                                    ------------
                                                         299,593
                                                    ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.8%
    31,535  Consolidated Communications
               Holdings, Inc.                            631,015
    25,994  General Communication, Inc.,
               Class A (a)                               296,592
    25,306  Inteliquent, Inc.                            367,696
    15,193  Lumos Networks Corp.                         203,130
    37,193  Premiere Global
               Services, Inc. (a)                        448,548
   145,703  Vonage Holdings Corp. (a)                    622,152
                                                    ------------
                                                       2,569,133
                                                    ------------
            ELECTRIC UTILITIES -- 0.4%
    10,883  Unitil Corp.                                 357,398
                                                    ------------
            ELECTRICAL EQUIPMENT -- 0.7%
     7,810  Powell Industries, Inc.                      506,088
     2,537  Preformed Line Products Co.                  173,911
                                                    ------------
                                                         679,999
                                                    ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 3.4%
     8,142  Audience, Inc. (a)                           101,775
    12,179  Badger Meter, Inc.                           671,063
    14,612  Electro Rent Corp.                           257,025
    22,233  Fabrinet (a)                                 461,779
    14,530  FARO Technologies, Inc. (a)                  770,090
    17,643  Park Electrochemical Corp.                   526,996
    14,617  PC Connection, Inc.                          297,018
                                                    ------------
                                                       3,085,746
                                                    ------------
            ENERGY EQUIPMENT & SERVICES -- 3.7%
     6,816  Dawson Geophysical Co.                       190,916
    15,872  Era Group, Inc. (a)                          465,208
    22,267  Matrix Service Co. (a)                       752,179
    10,819  Mitcham Industries, Inc. (a)                 150,817


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
    10,486  Natural Gas Services Group,
               Inc. (a)                             $    316,048
    10,988  PHI Inc. (a)                                 486,109
     8,736  RigNet, Inc. (a)                             470,259
    26,841  Tesco Corp. (a)                              496,559
                                                    ------------
                                                       3,328,095
                                                    ------------

            FOOD & STAPLES RETAILING -- 1.8%
    15,437  Chefs' Warehouse (The),
               Inc. (a)                                  330,352
     9,043  Ingles Markets, Inc., Class A                215,404
    29,844  Roundy's, Inc.                               205,327
    31,887  Spartan Stores, Inc.                         740,097
     4,213  Village Super Market, Inc.,
               Class A                                   111,223
                                                    ------------
                                                       1,602,403
                                                    ------------
            FOOD PRODUCTS -- 0.7%
    11,718  Calavo Growers, Inc.                         416,926
     5,993  Seneca Foods Corp.,
               Class A (a)                               188,660
                                                    ------------
                                                         605,586
                                                    ------------
            GAS UTILITIES -- 0.6%
     8,143  Chesapeake Utilities Corp.                   514,312
                                                    ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.1%
    21,492  AngioDynamics, Inc. (a)                      338,499
     9,542  Anika Therapeutics, Inc. (a)                 392,176
    16,469  Cynosure, Inc., Class A (a)                  482,542
    34,328  Merit Medical Systems, Inc.(a)               490,890
    23,557  Natus Medical, Inc. (a)                      607,771
     9,913  Photo Medex, Inc. (a)                        156,923
    13,090  Vascular Solutions, Inc. (a)                 342,827
                                                    ------------
                                                       2,811,628
                                                    ------------
            HEALTH CARE PROVIDERS &
               SERVICES -- 4.2%
     4,889  Addus HomeCare Corp. (a)                     112,691
    27,439  Amedisys, Inc. (a)                           408,567
    39,189  AMN Healthcare Services,
               Inc. (a)                                  538,457
    36,167  Five Star Quality Care, Inc. (a)             175,772
    24,219  Gentiva Health Services,
               Inc. (a)                                  220,877
    10,274  LHC Group, Inc. (a)                          226,644
     7,371  National Healthcare Corp.                    411,081
    25,122  PharMerica Corp. (a)                         702,913


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HEALTH CARE PROVIDERS &
               SERVICES (CONTINUED)
     9,132  Providence Service Corp. (a)            $    258,253
    17,232  Skilled Healthcare Group,
               Inc., Class A (a)                          90,813
    19,604  Triple-S Management Corp.,
               Class B (a)                               316,409
    10,234  U.S. Physical Therapy, Inc.                  353,789
                                                    ------------
                                                       3,816,266
                                                    ------------
            HEALTH CARE TECHNOLOGY -- 0.6%
     8,867  Computer Programs & Systems, Inc.            572,808
                                                    ------------
            HOTELS, RESTAURANTS & LEISURE --
               3.5%
     1,237  Biglari Holdings, Inc. (a)                   603,025
    15,379  Bravo Brio Restaurant
               Group, Inc. (a)                           216,998
    20,737  Del Frisco's Restaurant
               Group, Inc. (a)                           578,562
    75,435  Denny's Corp. (a)                            485,047
     8,927  Einstein Noah Restaurant
               Group, Inc.                               146,938
     5,855  Ignite Restaurant
               Group, Inc. (a)                            82,380
    15,329  Marcus (The) Corp.                           255,994
     8,217  Monarch Casino & Resort, Inc. (a)            152,261
     2,601  Nathan's Famous, Inc. (a)                    127,423
    30,408  Ruth's Hospitality Group, Inc.               367,633
    18,340  Town Sports International
               Holdings, Inc.                            155,707

                                                    ------------
                                                       3,171,968
                                                    ------------
            HOUSEHOLD DURABLES -- 1.1%
    18,004  Libbey, Inc. (a)                             468,104
    13,147  Universal Electronics, Inc. (a)              504,713
                                                    ------------
                                                         972,817
                                                    ------------
            HOUSEHOLD PRODUCTS -- 0.2%
     5,248  Orchids Paper Products Co.                   160,589
                                                    ------------
            INSURANCE -- 2.3%
    15,740  AMERISAFE, Inc.                              691,144
     8,551  HCI Group, Inc.                              311,256
    39,219  Meadowbrook Insurance Group,
               Inc.                                      228,647
    18,229  United Fire Group, Inc.                      553,250


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    24,009  Universal Insurance
               Holdings, Inc.                       $    304,914
                                                    ------------
                                                       2,089,211
                                                    ------------
            INTERNET & CATALOG RETAIL -- 0.4%
    20,078  1-800-FLOWERS.COM, Inc.,
               Class A (a)                               113,039
    17,067  PetMed Express, Inc.                         228,869
                                                    ------------
                                                         341,908
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 1.0%
    28,706  Perficient, Inc. (a)                         520,153
     6,336  Travelzoo, Inc. (a)                          145,094
    20,998  XO Group, Inc. (a)                           212,920
                                                    ------------
                                                         878,167
                                                    ------------
            IT SERVICES -- 1.9%
    11,946  Computer Task Group, Inc.                    202,963
    16,950  Datalink Corp. (a)                           236,114
    55,342  Global Cash Access
               Holdings, Inc. (a)                        379,646
    27,530  Higher One Holdings, Inc. (a)                199,042
    21,944  Virtusa Corp. (a)                            735,343
                                                    ------------
                                                       1,753,108
                                                    ------------
            LEISURE PRODUCTS -- 0.3%
    24,228  Nautilus, Inc. (a)                           233,316
                                                    ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.9%
    15,769  Albany Molecular Research, Inc. (a)          293,146
    25,770  Cambrex Corp. (a)                            486,280
                                                    ------------
                                                         779,426
                                                    ------------
            MACHINERY -- 6.4%
     6,229  Alamo Group, Inc.                            338,421
    22,797  Altra Industrial Motion Corp.                813,853
    15,353  Columbus McKinnon Corp. (a)                  411,307
    11,050  Dynamic Materials Corp.                      210,392
    53,072  Federal Signal Corp. (a)                     790,773
     8,515  Graham Corp.                                 271,203
    20,327  Greenbrier (The) Cos., Inc. (a)              926,911
    23,153  John Bean Technologies Corp.                 715,428
     9,420  Kadant, Inc.                                 343,547
     8,207  L.B. Foster Co., Class A                     384,498
    14,218  Lydall, Inc. (a)                             325,166
    14,753  NN, Inc.                                     290,634
                                                    ------------
                                                       5,822,133
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MEDIA -- 1.5%
    54,966  Entravision Communications
               Corp., Class A                       $    368,272
    39,521  Gray Television, Inc. (a)                    409,833
    37,012  Harte-Hanks, Inc.                            327,186
    33,581  Journal Communications, Inc.,
               Class A (a)                               297,528
                                                    ------------
                                                       1,402,819
                                                    ------------
            METALS & MINING -- 1.3%
    10,469  Haynes International, Inc.                   565,326
    17,431  Materion Corp.                               591,434
                                                    ------------
                                                       1,156,760
                                                    ------------
            MULTILINE RETAIL -- 0.6%
    28,931  Fred's, Inc., Class A                        521,047
     7,552  Gordmans Stores, Inc.                         41,234
                                                    ------------
                                                         562,281
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS -- 0.4%
     1,783  Adams Resources & Energy, Inc.               103,272
    58,494  Warren Resources, Inc. (a)                   280,771
                                                    ------------
                                                         384,043
                                                    ------------
            PAPER & FOREST PRODUCTS -- 0.8%
    13,842  Neenah Paper, Inc.                           715,908
                                                    ------------
            PERSONAL PRODUCTS -- 0.5%
    87,865  Lifevantage Corp. (a)                        115,103
    10,200  Medifast, Inc. (a)                           296,718
                                                    ------------
                                                         411,821
                                                    ------------
            PHARMACEUTICALS -- 0.4%
     9,324  Hi-Tech Pharmacal Co., Inc. (a)              404,009
                                                    ------------
            PROFESSIONAL SERVICES -- 4.0%
    33,261  CBIZ, Inc. (a)                               304,671
    11,858  Franklin Covey Co. (a)                       234,433
    16,185  GP Strategies Corp. (a)                      440,717
    16,814  ICF International, Inc. (a)                  669,365
    24,234  Kforce, Inc.                                 516,669
    41,485  Navigant Consulting, Inc. (a)                774,110
    33,003  Resources Connection, Inc.                   465,012
     3,471  VSE Corp.                                    182,922
                                                    ------------
                                                       3,587,899
                                                    ------------
            ROAD & RAIL -- 1.0%
    18,304  Celadon Group, Inc.                          440,028
    19,987  Marten Transport Ltd.                        430,120
                                                    ------------
                                                         870,148
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.3%
    38,050  Micrel, Inc.                            $    421,594
    52,036  Photronics, Inc. (a)                         443,867
    24,163  Ultra Clean Holdings, Inc. (a)               317,744
                                                    ------------
                                                       1,183,205
                                                    ------------
            SOFTWARE -- 0.6%
    26,221  EPIQ Systems, Inc.                           357,392
     3,272  ePlus, Inc. (a)                              182,447
                                                    ------------
                                                         539,839
                                                    ------------
            SPECIALTY RETAIL -- 2.3%
     6,861  America's Car-Mart, Inc. (a)                 251,936
    15,079  Big 5 Sporting Goods Corp.                   242,018
    13,075  Body Central Corp. (a)                        13,990
    10,432  Destination Maternity Corp.                  285,837
    35,734  Destination XL Group, Inc. (a)               201,540
    11,967  hhgregg, Inc. (a)                            115,003
    12,721  Kirkland's, Inc. (a)                         235,211
    12,125  Shoe Carnival, Inc.                          279,360
    23,715  Stein Mart, Inc.                             332,247
     8,522  Tilly's, Inc., Class A (a)                    99,707
                                                    ------------
                                                       2,056,849
                                                    ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               0.6%
     6,938  Culp, Inc.                                   136,956
    10,471  Perry Ellis
               International, Inc. (a)                   143,872
    12,393  Unifi, Inc. (a)                              285,906
                                                    ------------
                                                         566,734
                                                    ------------
            THRIFTS & MORTGAGE FINANCE -- 3.9%
    21,348  Berkshire Hills Bancorp, Inc.                552,486
    59,553  Brookline Bancorp, Inc.                      560,989
    24,828  Dime Community
               Bancshares, Inc.                          421,579
     8,217  First Defiance Financial Corp.               222,845
    19,756  Rockville Financial, Inc.                    268,484
     7,437  Territorial Bancorp, Inc.                    160,639
    79,938  TrustCo Bank Corp.                           562,764
    15,076  United Financial Bancorp, Inc.               277,248
     6,842  WSFS Financial Corp.                         488,724
                                                    ------------
                                                       3,515,758
                                                    ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.7%
    22,551  Aceto Corp.                                  453,050


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            TRADING COMPANIES &
               DISTRIBUTORS (CONTINUED)
    15,166  Houston Wire & Cable Co.                $    199,129
                                                    ------------
                                                         652,179
                                                    ------------
            WATER UTILITIES -- 1.0%
     9,314  Connecticut Water Service, Inc.              318,259
    13,458  Middlesex Water Co.                          293,654
    11,078  SJW Corp.                                    327,466
                                                    ------------
                                                         939,379
                                                    ------------
            WIRELESS TELECOMMUNICATION SERVICES --
               1.2%
    12,910  NTELOS Holdings Corp.                        174,285
    19,083  Shenandoah Telecommunications Co.            616,190
    18,309  USA Mobility, Inc.                           332,675
                                                    ------------
                                                       1,123,150
                                                    ------------

            TOTAL INVESTMENTS -- 100.0%               90,766,667
            (Cost $75,670,411) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                        (2,042)
                                                    ------------
                                                    $ 90,764,625
            NET ASSETS -- 100.0%                    ============


(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,038,935 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,942,679.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $90,766,667    $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 3.0%
      83,956  Lockheed Martin Corp.               $   13,704,977
      67,726  Raytheon Co.                             6,690,652
                                                  --------------
                                                      20,395,629
                                                  --------------
              BANKS -- 0.6%
      12,988  Bank of Hawaii Corp.                       787,203
      11,606  Community Bank System, Inc.                452,866
      21,143  Hancock Holding Co.                        774,891
       5,927  Park National Corp.                        455,727
       4,906  Sterling Financial Corp.                   163,517
      23,896  Trustmark Corp.                            605,764
      25,341  United Bankshares, Inc.                    775,941
       7,364  Westamerica Bancorporation                 398,245
                                                  --------------
                                                       4,414,154
                                                  --------------
              CAPITAL MARKETS -- 0.2%
      32,504  Federated Investors, Inc.,
                 Class B                                 992,672
       8,282  Greenhill & Co., Inc.                      430,498
                                                  --------------
                                                       1,423,170
                                                  --------------
              CHEMICALS -- 2.4%
     241,168  E.I. du Pont de Nemours & Co.           16,182,373
                                                  --------------

              COMMERCIAL SERVICES & SUPPLIES --
                 1.2%
     107,332  R.R. Donnelley & Sons Co.                1,921,243
     150,839  Waste Management, Inc.                   6,345,796
                                                  --------------
                                                       8,267,039
                                                  --------------
              CONTAINERS & PACKAGING -- 0.2%
       9,776  Greif, Inc., Class A                       513,142
      29,333  Sonoco Products Co.                      1,203,240
                                                  --------------
                                                       1,716,382
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 21.9%
   2,027,770  AT&T, Inc.                              71,113,894
     399,939  CenturyLink, Inc.                       13,133,996
   1,345,240  Verizon
                Communications, Inc.                  63,993,067
                                                  --------------
                                                     148,240,957
                                                  --------------
              ELECTRIC UTILITIES -- 15.5%
      13,910  ALLETE, Inc.                               729,162


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              ELECTRIC UTILITIES (CONTINUED)
     189,220  American Electric Power Co., Inc.   $    9,585,885
     300,872  Duke Energy Corp.                       21,428,104
      90,313  Entergy Corp.                            6,037,424
     186,711  FirstEnergy Corp.                        6,353,775
      47,481  Hawaiian Electric Industries, Inc.       1,206,967
     130,204  NextEra Energy, Inc.                    12,450,106
     108,201  Northeast Utilities                      4,923,146
      13,615  Otter Tail Corp.                           419,206
     129,618  Pepco Holdings, Inc.                     2,654,577
      44,261  Pinnacle West Capital Corp.              2,419,306
      26,134  Portland General Electric Co.              845,174
     276,609  PPL Corp.                                9,166,822
     403,531  Southern (The) Co.                      17,731,152
      25,953  UIL Holdings Corp.                         955,330
      11,529  UNS Energy Corp.                           692,086
      48,882  Westar Energy, Inc.                      1,718,691
     179,032  Xcel Energy, Inc.                        5,435,412
                                                  --------------
                                                     104,752,325
                                                  --------------
              FOOD & STAPLES RETAILING -- 1.0%
     179,106  Sysco Corp.                              6,471,100
                                                  --------------
              FOOD PRODUCTS -- 0.1%
      22,729  B&G Foods, Inc.                            684,370
                                                  --------------

              GAS UTILITIES -- 1.1%
      46,753  AGL Resources, Inc.                      2,289,027
      31,043  Atmos Energy Corp.                       1,463,057
      11,271  Laclede Group (The), Inc.                  531,428
      14,318  New Jersey Resources Corp.                 713,036
      11,342  Northwest Natural Gas Co.                  499,161
      26,190  Piedmont Natural Gas Co., Inc.             926,864
      21,420  WGL Holdings, Inc.                         858,085
                                                  --------------
                                                       7,280,658
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE --
                 0.5%
      54,851  Darden Restaurants, Inc.                 2,784,237
       5,640  DineEquity, Inc.                           440,315
                                                  --------------
                                                       3,224,552
                                                  --------------
              HOUSEHOLD DURABLES -- 0.6%
      39,350  Garmin Ltd.                              2,174,481


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

MARCH 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD DURABLES
                 (CONTINUED)
      50,702  Leggett & Platt, Inc.               $    1,654,913
                                                  --------------
                                                       3,829,394
                                                  --------------
              HOUSEHOLD PRODUCTS -- 1.8%
     108,279  Kimberly-Clark Corp.                    11,937,760
                                                  --------------

              INSURANCE -- 1.0%
      49,983  Cincinnati Financial Corp.               2,432,173
      18,877  Mercury General Corp.                      850,975
     106,961  Old Republic International Corp.         1,754,160
      11,770  OneBeacon Insurance Group Ltd.,
                 Class A                                 181,964
      90,735  Tower Group International, Ltd.            244,985
      30,645  Validus Holdings Ltd.                    1,155,623
                                                  --------------
                                                       6,619,880
                                                  --------------
              IT SERVICES -- 0.6%
     103,141  Paychex, Inc.                            4,393,807
                                                  --------------
              LEISURE PRODUCTS -- 0.3%
      32,535  Hasbro, Inc.                             1,809,597
                                                  --------------
              MACHINERY -- 0.1%
      29,390  Harsco Corp.                               688,608
                                                  --------------
              MEDIA -- 0.1%
      13,922  Meredith Corp.                             646,398
                                                  --------------
              METALS & MINING -- 2.6%
      47,961  Cliffs Natural Resources, Inc.             981,282
     405,322  Freeport-McMoRan Copper & Gold,
                 Inc.                                 13,403,999
     153,055  Newmont Mining Corp.                     3,587,609
                                                  --------------
                                                      17,972,890
                                                  --------------
              MULTI-UTILITIES -- 9.8%
      40,154  Alliant Energy Corp.                     2,281,149
      24,848  Avista Corp.                               761,591
      11,835  Black Hills Corp.                          682,288
     167,102  CenterPoint Energy, Inc.                 3,958,646
      98,010  CMS Energy Corp.                         2,869,733
     129,868  Consolidated Edison, Inc.                6,967,418
     194,089  Dominion Resources, Inc.                13,778,378
      62,551  DTE Energy Co.                           4,646,914
      36,762  Integrys Energy Group, Inc.              2,192,853
      86,772  NiSource, Inc.                           3,083,009
      12,340  NorthWestern Corp.                         585,286
     180,330  PG&E Corp.                               7,790,256


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
     195,607  Public Service Enterprise
                 Group, Inc.                      $    7,460,451
      55,846  SCANA Corp.                              2,866,017
     104,572  TECO Energy, Inc.                        1,793,410
      30,558  Vectren Corp.                            1,203,680
      76,507  Wisconsin Energy Corp.                   3,561,401
                                                  --------------
                                                      66,482,480
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS --
                15.2%
     506,026  Chevron Corp.                           60,171,552
     488,374  ConocoPhillips                          34,357,111
     235,442  Spectra Energy Corp.                     8,697,227
                                                  --------------
                                                     103,225,890
                                                  --------------
              PHARMACEUTICALS -- 10.0%
     315,471  Eli Lilly & Co.                         18,568,623
     869,985  Merck & Co., Inc.                       49,389,048
                                                  --------------
                                                      67,957,671
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 7.5%
   1,736,557  Intel Corp.                             44,820,536
      87,254  Maxim Integrated Products, Inc.          2,889,853
      58,319  Microchip Technology, Inc.               2,785,315
                                                  --------------
                                                      50,495,704
                                                  --------------
              SOFTWARE -- 0.4%
      96,379  CA, Inc.                                 2,984,858
                                                  --------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.0%
      18,265  Diebold, Inc.                              728,591
     106,234  Seagate Technology PLC                   5,966,101
                                                  --------------
                                                       6,694,692
                                                  --------------
              THRIFTS & MORTGAGE FINANCE -- 1.0%
     264,319  New York Community
                 Bancorp, Inc.                         4,247,606
     136,822  People's United Financial, Inc.          2,034,543
      16,351  Provident Financial Services, Inc.         300,368
                                                  --------------
                                                       6,582,517
                                                  --------------
              TOBACCO -- 0.1%
       8,174  Universal Corp.                            456,845
                                                  --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

MARCH 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS --
                 0.2%
      22,264  TAL International
                 Group, Inc.                      $      954,458
       8,396  Textainer Group
                 Holdings Ltd.                           321,315
                                                  --------------
                                                       1,275,773
                                                  --------------
              TOTAL INVESTMENTS -- 100.0%            677,107,473
              (Cost $606,571,967) (a)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      74,031
                                                  --------------
              NET ASSETS -- 100.0%                $  677,181,504
                                                  ==============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $75,829,374 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,293,868.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $677,107,473     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.9%
      104,809  Exelis, Inc.                       $    1,992,419
       26,946  Huntington Ingalls Industries,
                  Inc.                                 2,755,498
                                                  --------------
                                                       4,747,917
                                                  --------------
               AIRLINES -- 0.5%
       40,189  Spirit Airlines, Inc. (a)               2,387,227

                                                  --------------
               AUTO COMPONENTS -- 2.8%
       99,719  Allison Transmission Holdings,
                  Inc.                                 2,985,587
      169,224  Delphi Automotive PLC                  11,483,540
                                                  --------------
                                                      14,469,127
                                                  --------------
               AUTOMOBILES -- 8.7%
      879,194  General Motors Co.                     30,261,857
       68,128  Tesla Motors, Inc. (a) (b)             14,201,282
                                                  --------------
                                                      44,463,139
                                                  --------------
               BANKS -- 1.2%
       56,160  BankUnited, Inc.                        1,952,683
       73,217  First Republic Bank                     3,952,986
                                                  --------------
                                                       5,905,669
                                                  --------------
               BIOTECHNOLOGY -- 0.3%
       18,749  Clovis Oncology, Inc. (a)               1,298,743
                                                  --------------
               BUILDING PRODUCTS -- 1.3%
       53,077  Allegion PLC                            2,769,027
       91,669  Fortune Brands Home & Security,
                  Inc.                                 3,857,432
                                                  --------------
                                                       6,626,459
                                                  --------------
               CAPITAL MARKETS -- 1.3%
       82,376  Apollo Global Management LLC,
                  Class A (c)                          2,619,557
       35,444  Carlyle Group L.P. (The) (c)            1,245,502
       55,493  LPL Financial Holdings, Inc.            2,915,602
                                                  --------------
                                                       6,780,661
                                                  --------------
               COMMERCIAL SERVICES & SUPPLIES --
                  0.7%
       76,964  KAR Auction Services, Inc.              2,335,857
       46,364  West Corp.                              1,109,491
                                                  --------------
                                                       3,445,348
                                                  --------------


SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT -- 1.5%
      102,802  CommScope Holding Co., Inc. (a)    $    2,537,153
       40,958  Palo Alto Networks, Inc. (a)            2,809,719
       48,547  Ubiquiti Networks,Inc. (a) (b)          2,207,432
                                                  --------------
                                                       7,554,304
                                                  --------------
               CONSUMER FINANCE -- 0.9%
      192,846  Santander Consumer USA
                  Holdings, Inc. (a)                   4,643,732
                                                  --------------
               CONTAINERS & PACKAGING --  0.3%
       64,484  Berry Plastics Group, Inc. (a)          1,492,805
                                                  --------------
               DIVERSIFIED CONSUMER
                  SERVICES -- 0.8%
       36,025  Bright Horizons Family Solutions,
                  Inc. (a)                             1,408,938
       77,398  Houghton Mifflin Harcourt Co. (a)       1,573,501
       50,781  LifeLock, Inc. (a)                        868,863
                                                  --------------
                                                       3,851,302
                                                  --------------
               DIVERSIFIED FINANCIAL SERVICES --
                  1.6%
       47,826  CBOE Holdings, Inc.                     2,706,952
      144,234  ING US, Inc.                            5,231,367
                                                  --------------
                                                       7,938,319
                                                  --------------
               ELECTRICAL EQUIPMENT -- 0.8%
       61,062  Babcock & Wilcox (The) Co.              2,027,258
       38,039  Generac Holdings, Inc.                  2,243,160
                                                  --------------
                                                       4,270,418
                                                  --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.5%
       95,093  CDW Corp.                               2,609,352
                                                  --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
       51,376  Forum Energy Technologies,
                  Inc. (a)                             1,591,628
                                                  --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

MARCH 31, 2014 (UNAUDITED)


SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
               FOOD PRODUCTS -- 4.5%
      329,776  Kraft Foods Group, Inc.            $   18,500,433
       64,831  Pinnacle Foods, Inc.                    1,935,854
       95,967  WhiteWave Foods (The) Co.,
                  Class A (a)                          2,738,898
                                                  --------------
                                                      23,175,185
                                                  --------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.2%
       36,426  Globus Medical, Inc.,
                  Class A (a)                            968,567
                                                  --------------

               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.2%
      100,178  Envision Healthcare
                  Holdings, Inc. (a)                   3,389,022
      243,614  HCA Holdings, Inc. (a)                 12,789,735
                                                  --------------
                                                      16,178,757
                                                  --------------
               HOTELS, RESTAURANTS &
                  LEISURE -- 7.5%
      127,322  ARAMARK Holdings Corp.                  3,682,152
       69,079  Bloomin' Brands, Inc. (a)               1,664,804
      194,563  Burger King Worldwide, Inc.             5,165,648
       75,700  Caesars Entertainment Corp. (a)         1,439,057
       58,856  Dunkin' Brands Group, Inc.              2,953,394
      544,517  Hilton Worldwide Holdings,
                  Inc. (a)                            12,110,058
       89,287  Hyatt Hotels Corp., Class A (a)         4,804,533
       19,226  Marriott Vacations
                  Worldwide Corp. (a)                  1,074,926
      113,464  Norwegian Cruise Line
                  Holdings Ltd. (a)                    3,661,483
       51,591  SeaWorld Entertainment, Inc.            1,559,596
                                                  --------------
                                                      38,115,651
                                                  --------------
               INSURANCE -- 0.6%
       58,698  First American Financial Corp.          1,558,432
       30,398  Primerica, Inc.                         1,432,050
                                                  --------------
                                                       2,990,482
                                                  --------------
               INTERNET & CATALOG RETAIL -- 1.7%
       51,106  HomeAway, Inc. (a)                      1,925,163


SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
       71,578  TripAdvisor, Inc. (a)              $    6,484,251
                                                  --------------
                                                       8,409,414
                                                  --------------
               INTERNET SOFTWARE & SERVICES
                  -- 11.2%
       29,199  Cornerstone OnDemand, Inc.(a)           1,397,756
      763,245  Facebook, Inc., Class A (a)            45,977,879
      107,428  Pandora Media, Inc. (a)                 3,257,217
       44,517  Twitter, Inc. (a) (b)                   2,077,608
       33,023  Yelp, Inc., Class A (a)                 2,540,459
       18,257  Zillow, Inc., Class A (a) (b)           1,608,442
                                                  --------------
                                                      56,859,361
                                                  --------------
               IT SERVICES -- 2.0%
       78,888  Booz Allen Hamilton Holding Corp.       1,735,536
       45,612  FleetCor Technologies, Inc. (a)         5,249,941
      107,862  Vantiv, Inc., Class A (a)               3,259,590
                                                  --------------
                                                      10,245,067
                                                  --------------
               LIFE SCIENCES TOOL & SERVICES --
                  0.7%
       71,805  Quintiles Transnational
                  Holdings, Inc. (a)                   3,645,540
                                                  --------------
               MACHINERY -- 1.0%
       55,863  Rexnord Corp. (a)                       1,618,910
      102,135  Xylem, Inc.                             3,719,756
                                                  --------------
                                                       5,338,666
                                                  --------------
               MEDIA -- 3.0%
       33,630  AMC Networks, Inc., Class A (a)         2,458,017
       57,749  Liberty Media Corp.,
                  Class A (a)                          7,549,527
      209,914  News Corp., Class A (a)                 3,614,719
       55,270  Starz, Class A (a)                      1,784,115
                                                  --------------
                                                      15,406,378
                                                  --------------
               METALS & MINING -- 0.3%
       57,551  Constellium N.V., Class A (a)           1,689,122
                                                  --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 14.8%
      144,921  Antero Resources Corp. (a)              9,072,055
      572,850  Kinder Morgan, Inc.                    18,611,897
      214,350  Kosmos Energy Ltd. (a)                  2,357,850
       78,874  Laredo Petroleum, Inc. (a)              2,039,682


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

MARCH 31, 2014 (UNAUDITED)


SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      162,902  Marathon Petroleum Corp.           $   14,178,990
       55,976  Oasis Petroleum, Inc. (a)               2,335,878
      324,973  Phillips 66                            25,042,419
       70,787  Rice Energy, Inc. (a)                   1,868,069
                                                  --------------
                                                      75,506,840
                                                  --------------
               PERSONAL PRODUCTS -- 0.6%
      211,716  Coty, Inc., Class A                     3,171,506
                                                  --------------
               PHARMACEUTICALS -- 10.8%
      878,492  AbbVie, Inc.                           45,154,489
       32,169  Mallinckrodt PLC (a)                    2,039,836
      276,517  Zoetis, Inc.                            8,002,402
                                                  --------------
                                                      55,196,727
                                                  --------------
               PROFESSIONAL SERVICES -- 1.8%
      209,524  Nielsen Holdings N.V.                   9,351,056
                                                  --------------
\              REAL ESTATE INVESTMENT TRUSTS --
                  0.4%
       61,344  Gaming and Leisure Properties,
                  Inc.                                 2,236,602
                                                  --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.3%
       21,846  Howard Hughes (The) Corp. (a)           3,117,643
       80,816  Realogy Holdings Corp. (a)              3,511,455
                                                  --------------
                                                       6,629,098
                                                  --------------
               ROAD & RAIL -- 0.2%
       48,918  Swift Transportation Co. (a)            1,210,721
                                                  --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.4%
      162,212  Freescale Semiconductor Ltd. (a)        3,959,595
      139,227  NXP Semiconductors N.V. (a)             8,187,940
                                                  --------------
                                                      12,147,535
                                                  --------------
               SOFTWARE -- 2.5%
       37,578  Guidewire Software, Inc. (a)            1,843,201
       78,031  ServiceNow, Inc. (a)                    4,675,617
       62,378  Splunk, Inc. (a)                        4,459,403
      404,182  Zynga, Inc., Class A (a)                1,737,983
                                                  --------------
                                                      12,716,204
                                                  --------------

SHARES         DESCRIPTION                            VALUE
----------------------------------------------------------------
               SPECIALTY RETAIL -- 1.2%
       41,810  CST Brands, Inc.                   $    1,306,144
       52,534  GNC Holdings, Inc., Class A             2,312,547
       25,852  Murphy USA, Inc. (a)                    1,049,333
       21,516  Restoration Hardware Holdings,
                  Inc. (a)                             1,583,362
                                                  --------------
                                                       6,251,386
                                                  --------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.1%
      112,778  Michael Kors Holdings Ltd. (a)         10,518,804
                                                  --------------

               THRIFTS & MORTGAGE FINANCE -- 0.3%
       67,850  EverBank Financial Corp.                1,338,681
                                                  --------------

               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.3%
       56,307  Air Lease Corp.                         2,099,688
      106,224  HD Supply Holdings, Inc. (a)            2,777,758
       56,363  MRC Global, Inc. (a)                    1,519,546
                                                  --------------
                                                       6,396,992
                                                  --------------
               TOTAL COMMON STOCKS -- 100.0%         509,770,492
               (Cost $463,884,498)

               MONEY MARKET FUNDS -- 3.0%
   15,350,759  Goldman Sachs Financial
                  Square Treasury
                  Instruments Fund -
                  Institutional Class -
                  0.001% (d) (e)                      15,350,759
               (Cost $15,350,759)                 --------------

               TOTAL INVESTMENTS -- 103.0%           525,121,251
               (Cost $479,235,257) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.0)%              (15,402,535)
                                                  --------------
               NET ASSETS -- 100.0%               $  509,718,716
                                                  ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,035,640 and the total value of the collateral held by the Fund is $15,350,759.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

MARCH 31, 2014 (UNAUDITED)

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,727,952 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,841,958.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 509,770,492      $ --         $ --
Money Market Funds      15,350,7599        --           --
                      ---------------------------------------
Total Investments     $ 525,121,251      $ --         $ --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                      VALUE
--------------------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             BIOTECHNOLOGY -- 80.9%
    416,877  Alexion Pharmaceuticals, Inc. (a)           $     63,419,498
    489,107  Amgen, Inc.                                       60,326,457
    187,762  Biogen Idec, Inc. (a)                             57,430,763
    793,221  BioMarin Pharmaceutical, Inc. (a)                 54,105,604
    348,466  Celgene Corp. (a)                                 48,645,854
  1,204,957  Cepheid, Inc. (a)                                 62,151,682
  4,062,509  Exact Sciences Corp. (a) (b)                      57,565,753
    743,182  Gilead Sciences, Inc. (a)                         52,661,877
  3,608,918  ImmunoGen, Inc. (a) (b)                           53,881,146
    941,391  Incyte Corp. (a)                                  50,383,246
  3,250,713  InterMune, Inc. (a)                              108,801,364
  2,325,857  Myriad Genetics, Inc. (a) (b)                     79,521,051
    414,354  Pharmacyclics, Inc. (a)                           41,526,558
    199,569  Regeneron Pharmaceuticals, Inc. (a)               59,926,579
    525,190  United Therapeutics Corp. (a)                     49,383,616
    709,613  Vertex Pharmaceuticals, Inc. (a)                  50,183,831
                                                         ----------------
                                                              949,914,879
                                                         ----------------
             LIFE SCIENCES TOOLS & SERVICES -- 14.2%
    427,072  Illumina, Inc. (a)                                63,488,523
  2,404,931  QIAGEN N.V. (a)                                   50,719,995
    610,762  Techne Corp.                                      52,140,752
                                                         ----------------
                                                              166,349,270
                                                         ----------------
             PHARMACEUTICALS -- 4.6%
  4,459,959  Nektar Therapeutics (a)                           54,054,703
                                                         ----------------

             TOTAL COMMON STOCKS -- 99.7%                   1,170,318,852
             (Cost $919,894,109)


SHARES       DESCRIPTION                                      VALUE
--------------------------------------------------------------------------

             MONEY MARKET FUNDS -- 8.7%
101,719,720  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class - 0.001% (c) (d)      $    101,719,720
             (Cost $101,719,720)                         ----------------

             TOTAL INVESTMENTS -- 108.4%                    1,272,038,572
             (Cost $1,021,613,829) (e)
             NET OTHER ASSETS AND
               LIABILITIES -- (8.4)%                          (98,484,002)
                                                         ----------------
             NET ASSETS -- 100.0%                        $  1,173,554,570
                                                         ================

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $99,223,555 and the total value of the collateral held by the Fund is $101,719,720.

(c)   Interest rate shown reflects yield as of March 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $273,217,629 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,792,886.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

MARCH 31, 2014 (UNAUDITED)


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                       LEVEL 1      LEVEL 2          LEVEL 3
-------------------------------------------------------------------------
Common Stocks*            $ 1,170,318,852      $   --            $   --
Money Market Funds            101,719,720          --                --
                          -----------------------------------------------
Total Investments         $ 1,272,038,572      $   --            $   --
                          ===============================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                      VALUE
--------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CAPITAL MARKETS -- 4.8%
  2,196,714  E*TRADE Financial Corp. (a)                  $    50,568,356
  1,640,878  TD Ameritrade Holding Corp.                       55,707,808
                                                          ---------------
                                                              106,276,164
                                                          ---------------
             COMMUNICATIONS EQUIPMENT -- 5.2%
  2,668,223  Juniper Networks, Inc. (a)                        68,733,424
    736,435  NETGEAR, Inc. (a)                                 24,839,953
  6,191,644  Sonus Networks, Inc. (a)                          20,865,840
                                                          ---------------
                                                              114,439,217
                                                          ---------------
             HEALTH CARE TECHNOLOGY -- 1.6%
  1,953,314  Allscripts Healthcare Solutions, Inc. (a)         35,218,251
                                                          ---------------
             INTERNET & CATALOG RETAIL -- 22.4%
    465,132  Amazon.com, Inc. (a)                             156,526,221
    719,214  Expedia, Inc.                                     52,143,015
  4,440,402  Groupon, Inc. (a) (b)                             34,812,752
    207,448  Netflix, Inc. (a)                                 73,027,919
     99,064  Priceline Group (The), Inc. (a)                  118,073,391
    616,464  TripAdvisor, Inc. (a)                             55,845,474
                                                          ---------------
                                                              490,428,772
                                                          ---------------
             INTERNET SOFTWARE & SERVICES -- 55.4%
  1,045,278  Akamai Technologies, Inc. (a)                     60,845,632
  1,121,128  Conversant, Inc. (a)                              31,559,753
    608,784  Cornerstone OnDemand, Inc. (a)                    29,142,490
    615,295  Dealertrack Technologies, Inc. (a)                30,266,361
    980,045  Digital River, Inc. (a)                           17,082,184
  4,035,074  EarthLink Holdings Corp.                          14,566,617
  2,248,449  eBay, Inc. (a)                                   124,204,323
    312,954  Equinix, Inc. (a)                                 57,846,417
  2,299,604  Facebook, Inc., Class A (a)                      138,528,145
    194,496  Google, Inc., Class A (a)                        216,767,737
    636,442  IAC/InterActiveCorp                               45,435,594
    649,183  j2 Global, Inc.                                   32,491,609
    397,831  LinkedIn Corp., Class A (a)                       73,574,865


SHARES       DESCRIPTION                                     VALUE
--------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (CONTINUED)
  1,577,950  LivePerson, Inc. (a)                         $    19,045,857
    369,023  OpenTable, Inc. (a)                               28,388,940
  1,370,631  Pandora Media, Inc. (a)                           41,557,532
  1,169,149  Rackspace Hosting, Inc. (a)                       38,371,470
    811,904  Twitter, Inc. (a) (b)                             37,891,560
  1,008,944  United Online, Inc.                               11,663,393
    952,353  VeriSign, Inc. (a) (b)                            51,341,350
    976,391  Vocus, Inc. (a)                                   13,015,292
  2,733,456  Yahoo!, Inc. (a)                                  98,131,071
                                                          ---------------
                                                            1,211,718,192
                                                          ---------------
             IT SERVICES -- 1.4%
  1,756,892  Sapient Corp. (a)                                 29,972,578
                                                          ---------------
             SOFTWARE -- 9.2%
  1,048,495  Ebix, Inc. (b)                                    17,897,810
    361,228  NetSuite, Inc. (a)                                34,255,251
  1,652,004  Salesforce.com, Inc. (a)                          94,312,908
  1,770,802  TIBCO Software, Inc. (a)                          35,982,697
  1,271,691  VirnetX Holding Corp. (a) (b)                     18,032,578
                                                          ---------------
                                                              200,481,244
                                                          ---------------

             TOTAL COMMON STOCKS -- 100.0%                  2,188,534,418
             (Cost $1,849,539,484)

             MONEY MARKET FUNDS -- 4.2%
 91,121,151  Goldman Sachs Financial Square Treasury
               Instruments Fund - Institutional Class -
               0.001% (c) (d)                                  91,121,151
             (Cost $91,121,151)                           ---------------

             TOTAL INVESTMENTS -- 104.2%                    2,279,655,569
             (Cost $1,940,660,635) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.2)%                         (91,057,332)
                                                          ---------------
             NET ASSETS -- 100.0%                         $ 2,188,598,237
                                                          ===============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

MARCH 31, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $88,857,307 and the total value of the collateral held by the Fund is $91,121,151.

(c)   Interest rate shown reflects yield as of March 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $380,661,443 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $41,666,509.



-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                  LEVEL 1         LEVEL 2         LEVEL 3
----------------------------------------------------------------------
Common Stocks*           $2,188,534,418       $  --           $  --
Money Market Funds           91,121,151          --              --
                         ---------------------------------------------
Total Investments        $2,279,655,569       $  --           $  --
                         =============================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                        VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 10.4%
     14,913  Honeywell International, Inc.                   $  1,383,330
      8,721  Lockheed Martin Corp.                              1,423,616
     11,345  Northrop Grumman Corp.                             1,399,746
     14,893  Raytheon Co.                                       1,471,279
     11,745  United Technologies Corp.                          1,372,286
                                                             ------------
                                                                7,050,257
                                                             ------------
             AIR FREIGHT & LOGISTICS -- 1.9%
     13,426  United Parcel Service, Inc., Class B               1,307,424
                                                             ------------
             AUTOMOBILES -- 1.9%
     19,849  Harley-Davidson, Inc.                              1,322,142
                                                             ------------
             BANKS -- 2.0%
     32,362  U.S. Bancorp                                       1,387,035
                                                             ------------

             BEVERAGES -- 3.9%
     34,150  Coca-Cola (The) Co.                                1,320,239
     16,319  PepsiCo, Inc.                                      1,362,637
                                                             ------------
                                                                2,682,876
                                                             ------------
             CHEMICALS -- 4.1%
     20,953  E.I. du Pont de Nemours & Co.                      1,405,946
     11,859  Monsanto Co.                                       1,349,199
                                                             ------------
                                                                2,755,145
                                                             ------------
             COMMUNICATIONS EQUIPMENT -- 4.0%
     20,293  Motorola Solutions, Inc.                           1,304,637
     17,950  QUALCOMM, Inc.                                     1,415,537
                                                             ------------

                                                                2,720,174
                                                             ------------
             ELECTRICAL EQUIPMENT -- 1.9%
     19,407  Emerson Electric Co.                               1,296,388
                                                             ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                 COMPONENTS -- 2.0%
     14,568  Amphenol Corp., Class A                            1,335,157
                                                             ------------
             FOOD & STAPLES RETAILING -- 3.9%
     11,535  Costco Wholesale Corp.                             1,288,229
     17,606  Wal-Mart Stores, Inc.                              1,345,626
                                                             ------------
                                                                2,633,855
                                                             ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 8.3%
     19,182  Baxter International, Inc.                         1,411,412
     12,051  Becton, Dickinson & Co.                            1,410,931
     19,669  Covidien PLC                                       1,448,818


SHARES       DESCRIPTION                                        VALUE
-------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                 (CONTINUED)
     22,541  Medtronic, Inc.                                 $  1,387,173
                                                             ------------
                                                                5,658,334
                                                             ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.8%
     19,019  AmerisourceBergen Corp.                            1,247,456
                                                             ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.0%
     14,130  McDonald's Corp.                                   1,385,164
                                                             ------------
             HOUSEHOLD PRODUCTS -- 4.1%
     12,720  Kimberly-Clark Corp.                               1,402,380
     16,793  Procter & Gamble (The) Co.                         1,353,516
                                                             ------------
                                                                2,755,896
                                                             ------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
      9,769  3M Co.                                             1,325,263
                                                             ------------
             INSURANCE -- 5.9%
     20,729  Aflac, Inc.                                        1,306,756
     27,658  Marsh & McLennan Cos., Inc.                        1,363,540
     54,324  Progressive (The) Corp.                            1,315,727
                                                             ------------
                                                                3,986,023
                                                             ------------
             IT SERVICES -- 3.7%
     16,774  Automatic Data Processing, Inc.                    1,295,959
     16,390  MasterCard, Inc., Class A                          1,224,333
                                                             ------------
                                                                2,520,292
                                                             ------------
             LIFE SCIENCES TOOLS & SERVICES -- 2.0%
     12,849  Waters Corp. (a)                                   1,392,960
                                                             ------------
             MACHINERY -- 1.9%
     16,228  Illinois Tool Works, Inc.                          1,319,823
                                                             ------------
             MEDIA -- 1.9%
     18,078  Omnicom Group, Inc.                                1,312,463
                                                             ------------
             OIL, GAS & CONSUMABLE FUELS -- 6.0%
     11,245  Chevron Corp.                                      1,337,143
     19,870  ConocoPhillips                                     1,397,855
     13,528  Exxon Mobil Corp.                                  1,321,415
                                                             ------------
                                                                4,056,413
                                                             ------------
             PHARMACEUTICALS -- 4.1%
     24,318  Eli Lilly & Co.                                    1,431,357
     14,111  Johnson & Johnson                                  1,386,124
                                                             ------------
                                                                2,817,481
                                                             ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                        VALUE
-------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ROAD & RAIL -- 2.2%
      7,992  Union Pacific Corp.                             $  1,499,779
                                                             ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                 -- 4.2%
     29,161  Linear Technology Corp.                            1,419,849
     30,872  Texas Instruments, Inc.                            1,455,615
                                                             ------------
                                                                2,875,464
                                                             ------------
             SOFTWARE -- 3.8%
     38,960  CA, Inc.                                           1,206,591
     17,423  Intuit, Inc.                                       1,354,290
                                                             ------------
                                                                2,560,881
                                                             ------------
             SPECIALTY RETAIL -- 3.9%
     16,560  Home Depot (The), Inc.                             1,310,393
     21,684  TJX (The) Cos., Inc.                               1,315,134
                                                             ------------
                                                                2,625,527
                                                             ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
     18,278  NIKE, Inc., Class B                                1,350,013
                                                             ------------
             TOBACCO -- 4.2%
     36,225  Altria Group, Inc.                                 1,355,902
     27,761  Reynolds American, Inc.                            1,482,992
                                                             ------------
                                                                2,838,894
                                                             ------------

             TOTAL INVESTMENTS -- 100.0%                       68,018,579
             (Cost $62,061,711) (b)
             NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                               14,183
                                                             ------------
             NET ASSETS -- 100.0%                            $ 68,032,762
                                                             ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,332,262 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $375,394.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 68,018,579       $  --               $  --
                                ================================================


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 2.8%
      212  L-3 Communications Holdings, Inc.                  $    25,048
      373  Lockheed Martin Corp.                                   60,888
      771  Rockwell Collins, Inc.                                  61,426
                                                              -----------
                                                                  147,362
                                                              -----------
           AIRLINES -- 3.5%
      307  Alaska Air Group, Inc.                                  28,646
    1,964  Delta Air Lines, Inc.                                   68,053
    1,338  SkyWest, Inc.                                           17,073
    2,887  Southwest Airlines Co.                                  68,162
                                                              -----------
                                                                  181,934
                                                              -----------
           AUTO COMPONENTS -- 1.5%
      837  American Axle & Manufacturing Holdings, Inc. (a)        15,501
      912  Goodyear Tire & Rubber (The) Co.                        23,831
      985  Modine Manufacturing Co. (a)                            14,430
      288  Visteon Corp. (a)                                       25,471
                                                              -----------
                                                                   79,233
                                                              -----------
           AUTOMOBILES -- 1.3%
    1,906  Tata Motors Ltd., ADR                                   67,491
                                                              -----------
           BANKS -- 6.9%
    3,686  Bank of America Corp.                                   63,399
    1,230  Citigroup, Inc.                                         58,548
    2,803  Fifth Third Bancorp                                     64,329
      745  PNC Financial Services Group, Inc.                      64,815
      874  Popular, Inc. (a)                                       27,085
      569  PrivateBancorp, Inc.                                    17,360
    1,612  SunTrust Banks, Inc.                                    64,142
                                                              -----------
                                                                  359,678
                                                              -----------
           BEVERAGES -- 0.5%
      299  Brown-Forman Corp., Class B                             26,817
                                                              -----------
           BIOTECHNOLOGY -- 1.7%
      181  Biogen Idec, Inc. (a) 55,362
      462  Myriad Genetics, Inc. (a)                               15,796
    1,876  PDL BioPharma, Inc.                                     15,590
                                                              -----------
                                                                   86,748
                                                              -----------
           BUILDING PRODUCTS -- 0.8%
      545  Owens Corning, Inc.                                     23,528
      286  Universal Forest Products, Inc.                         15,827
                                                              -----------
                                                                   39,355
                                                              -----------
           CAPITAL MARKETS -- 2.9%
    1,078  E*TRADE Financial Corp. (a)                             24,815


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           CAPITAL MARKETS (CONTINUED)
      369  Goldman Sachs Group (The), Inc.                    $    60,461
    2,054  Morgan Stanley                                          64,023
                                                              -----------
                                                                  149,299
                                                              -----------
           CHEMICALS -- 3.7%
    1,298  Dow Chemical (The) Co.                                  63,070
      712  LyondellBasell Industries N.V., Class A                 63,325
    1,808  Potash Corp. of Saskatchewan, Inc.                      65,486
                                                              -----------
                                                                  191,881
                                                              -----------
           COMMERCIAL SERVICES & SUPPLIES -- 0.7%
      480  Brink's (The) Co.                                       13,704
      948  Pitney Bowes, Inc.                                      24,638
                                                              -----------
                                                                   38,342
                                                              -----------
           COMMUNICATIONS EQUIPMENT -- 2.5%
    2,530  Brocade Communications Systems, Inc. (a)                26,843
      328  Harris Corp.                                            23,996
      561  InterDigital, Inc.                                      18,575
      803  QUALCOMM, Inc.                                          63,325
                                                              -----------
                                                                  132,739
                                                              -----------
           CONSTRUCTION & ENGINEERING -- 1.5%
      793  AECOM Technology Corp. (a)                              25,511
      682  MasTec, Inc. (a)                                        29,626
      542  URS Corp.                                               25,506
                                                              -----------
                                                                   80,643
                                                              -----------
           CONSTRUCTION MATERIALS -- 0.5%
      366  Vulcan Materials Co.                                    24,321
                                                              -----------
           CONSUMER FINANCE -- 0.5%
      395  Cash America International, Inc.                        15,294
    1,235  EZCORP, Inc., Class A (a)                               13,326
                                                              -----------
                                                                   28,620
                                                              -----------
           CONTAINERS & PACKAGING -- 0.8%
      825  Myers Industries, Inc.                                  16,434
      223  Rock-Tenn Co., Class A                                  23,542
                                                              -----------
                                                                   39,976
                                                              -----------
           DIVERSIFIED CONSUMER SERVICES -- 0.3%
    1,213  Regis Corp.                                             16,618
                                                              -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

MARCH 31, 2014 (UNAUDITED)


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           DIVERSIFIED FINANCIAL SERVICES -- 1.3%
      529  Berkshire Hathaway, Inc.,
                Class B (a)                                   $    66,109
                                                              -----------
           ELECTRIC UTILITIES -- 6.5%
    1,191  Edison International                                    67,423
      935  Entergy Corp.                                           62,505
    2,020  Exelon Corp.                                            67,791
      444  IDACORP, Inc.                                           24,629
      379  MGE Energy, Inc.                                        14,868
    1,352  Northeast Utilities                                     61,516
      635  PNM Resources, Inc.                                     17,164
      701  Westar Energy, Inc.                                     24,647
                                                              -----------
                                                                  340,543
                                                              -----------
           ELECTRICAL EQUIPMENT -- 1.2%
      695  Babcock & Wilcox (The) Co.                              23,074
      568  General Cable Corp.                                     14,546
      202  Hubbell, Inc., Class B                                  24,214
                                                              -----------
                                                                   61,834
                                                              -----------
           ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
              -- 2.7%
    1,248  AVX Corp.                                               16,449
      695  Benchmark Electronics, Inc. (a)                         15,742
    3,182  Corning, Inc.                                           66,249
      861  Ingram Micro, Inc., Class A (a)                         25,451
    1,143  Vishay Intertechnology, Inc.                            17,008
                                                              -----------
                                                                  140,899
                                                              -----------
           ENERGY EQUIPMENT & SERVICES -- 1.4%
      258  Geospace Technologies Corp. (a)                         17,072
    1,301  Nabors Industries Ltd.                                  32,069
    1,147  RPC, Inc.                                               23,422
                                                              -----------
                                                                   72,563
                                                              -----------
           FOOD PRODUCTS -- 3.1%
    1,404  Campbell Soup Co.                                       63,012
      573  Hershey (The) Co.                                       59,821
      194  J & J Snack Foods Corp.                                 18,618
      183  Lancaster Colony Corp.                                  18,194
                                                              -----------
                                                                  159,645
                                                              -----------
           HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
      359  Edwards Lifesciences Corp. (a)                          26,627
      193  IDEXX Laboratories, Inc. (a)                            23,430
      293  Varian Medical Systems, Inc. (a)                        24,609
                                                                   74,666
                                                              -----------


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           HEALTH CARE PROVIDERS & SERVICES -- 0.4%
      668  PharMerica Corp. (a)                               $    18,691
                                                              -----------
           HEALTH CARE TECHNOLOGY -- 0.3%
      233  Computer Programs & Systems, Inc.                       15,052
                                                              -----------
           HOTELS, RESTAURANTS & LEISURE -- 1.1%
      315  Hyatt Hotels Corp., Class A (a)                         16,950
      117  Panera Bread Co., Class A (a)                           20,647
      335  Papa John's International, Inc.                         17,457
                                                              -----------
                                                                   55,054
                                                              -----------
           HOUSEHOLD DURABLES -- 3.9%
      841  Leggett & Platt, Inc.                                   27,450
      559  M.D.C. Holdings, Inc.                                   15,809
      350  Meritage Homes Corp. (a)                                14,658
    1,227  PulteGroup, Inc.                                        23,546
      376  Ryland Group (The), Inc.                                15,014
    3,501  Sony Corp., ADR                                         66,939
    1,912  Standard Pacific Corp. (a)                              15,889
      647  Toll Brothers, Inc. (a)                                 23,227
                                                              -----------
                                                                  202,532
                                                              -----------
           INSURANCE -- 6.3%
      623  ACE Ltd.                                                61,714
    1,549  Genworth Financial, Inc., Class A (a)                   27,464
      271  Hanover Insurance Group, (The), Inc.                    16,650
    1,214  Lincoln National Corp.                                  61,514
    3,149  Manulife Financial Corp.                                60,807
       42  Markel Corp. (a)                                        25,036
    1,565  Old Republic International Corp.                        25,666
      325  Reinsurance Group of America, Inc.                      25,880
      827  XL Group PLC                                            25,844
                                                              -----------
                                                                  330,575
                                                              -----------
           INTERNET SOFTWARE & SERVICES -- 1.1%
      640  Conversant, Inc. (a)                                    18,016
      348  IAC/InterActiveCorp                                     24,844
    2,136  Monster Worldwide, Inc. (a)                             15,977
                                                              -----------
                                                                   58,837
                                                              -----------
           IT SERVICES -- 4.3%
      735  Accenture PLC, Class A                                  58,594
      386  Computer Sciences Corp.                                 23,476
      254  DST Systems, Inc.                                       24,077
    1,014  Infosys Ltd., ADR                                       54,939


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

MARCH 31, 2014 (UNAUDITED)


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
      331  International Business Machines Corp.              $    63,714
                                                              -----------
                                                                  224,800
                                                              -----------
           LIFE SCIENCES TOOLS & SERVICES -- 0.4%
      217  Waters Corp. (a)                                        23,525
                                                              -----------
           MACHINERY -- 2.0%
      319  American Railcar Industries, Inc.                       22,340
    1,290  Federal Signal Corp. (a)                                19,221
      569  ITT Corp.                                               24,330
      177  Lindsay Corp.                                           15,608
      363  Toro (The) Co.                                          22,938
                                                              -----------
                                                                  104,437
                                                              -----------
           MEDIA -- 0.4%
      308  Scripps Networks Interactive,
              Class A                                              23,380
                                                              -----------
           METALS & MINING -- 2.6%
    5,326  Alcoa, Inc.                                             68,546
    1,114  Pan American Silver Corp.                               14,337
    1,884  Southern Copper Corp.                                   54,843
                                                              -----------
                                                                  137,726
                                                              -----------
           MULTI-UTILITIES -- 0.8%
      537  Avista Corp.                                            16,459
      473  SCANA Corp.                                             24,274
                                                              -----------
                                                                   40,733
                                                              -----------
           OIL, GAS & CONSUMABLE FUELS -- 2.6%
    3,168  Alpha Natural Resources, Inc. (a)                       13,464
    1,229  BP PLC, ADR                                             59,115
    1,198  Valero Energy Corp.                                     63,614
                                                              -----------
                                                                  136,193
                                                              -----------
           PAPER & FOREST PRODUCTS -- 0.5%
      229  Domtar Corp.                                            25,698
                                                              -----------
           PHARMACEUTICALS -- 5.0%
    1,180  AbbVie, Inc.                                            60,652
      891  AstraZeneca PLC, ADR                                    57,808
      572  Auxilium Pharmaceuticals, Inc. (a)                      15,547
    1,099  Eli Lilly & Co.                                         64,687
    1,370  Novo Nordisk A/S, ADR                                   62,541
                                                              -----------
                                                                  261,235
                                                              -----------
           ROAD & RAIL -- 1.9%
      808  Heartland Express, Inc.                                 18,334
      746  Knight Transportation, Inc.                             17,255


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           ROAD & RAIL (CONTINUED)
      341  Union Pacific Corp.                                $    63,992
                                                              -----------
                                                                   99,581
                                                              -----------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
    2,388  Micron Technology, Inc. (a)                             56,500
    1,062  OmniVision Technologies, Inc. (a)                       18,798
      765  Skyworks Solutions, Inc. (a)                            28,703
    3,413  Taiwan Semiconductor Manufacturing Co., Ltd., ADR       68,328
                                                              -----------
                                                                  172,329
                                                              -----------
           SOFTWARE -- 4.6%
    1,653  Cadence Design Systems, Inc. (a)                        25,687
    1,622  Microsoft Corp.                                         66,486
    1,599  Oracle Corp.                                            65,415
      682  Rovi Corp. (a)                                          15,536
      636  VMware, Inc., Class A (a)                               68,701
                                                              -----------
                                                                  241,825
                                                              -----------
           SPECIALTY RETAIL -- 2.3%
      192  Advance Auto Parts, Inc.                                24,288
      516  ANN, Inc. (a)                                           21,404
    1,438  Gap (The), Inc.                                         57,606
      225  Outerwall, Inc. (a)                                     16,312
                                                              -----------
                                                                  119,610
                                                              -----------
           TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.8%
      111  Apple, Inc.                                             59,578
    2,567  BlackBerry Ltd. (a)                                     20,742
    2,053  Hewlett-Packard Co.                                     66,435
                                                              -----------
                                                                  146,755
                                                              -----------
           TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
      614  Michael Kors Holdings Ltd. (a)                          57,268
      403  Movado Group, Inc.                                      18,356
                                                              -----------
                                                                   75,624
                                                              -----------
           THRIFTS & MORTGAGE FINANCE -- 0.6%
    1,338  Capitol Federal Financial, Inc.                         16,792
      678  Washington Federal, Inc.                                15,797
                                                              -----------
                                                                   32,589
                                                              -----------
           TRADING COMPANIES & DISTRIBUTORS -- 1.3%
      406  Kaman Corp.                                             16,516
      289  MSC Industrial Direct Co., Inc., Class A                25,004


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

MARCH 31, 2014 (UNAUDITED)


SHARES     DESCRIPTION                                           VALUE
--------------------------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
      286  United Rentals, Inc. (a)                           $    27,153
                                                              -----------
                                                                   68,673
                                                              -----------

           TOTAL INVESTMENTS -- 99.9%                           5,222,770
           (Cost $4,806,632) (b)
           NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                                  6,646
                                                              -----------
           NET ASSETS -- 100.0%                               $ 5,229,416
                                                              ===========


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $478,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $62,395.

ADR - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                   $ 5,222,770       $  --               $  --
                                 ===============================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                        VALUE
-------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.5%
     38,120  Boeing (The) Co.                               $   4,783,679
     44,144  General Dynamics Corp.                             4,808,164
     40,621  L-3 Communications Holdings, Inc.                  4,799,371
     29,741  Lockheed Martin Corp.                              4,854,921
     48,339  Raytheon Co.                                       4,775,410
     41,361  United Technologies Corp.                          4,832,619
                                                            -------------
                                                               28,854,164
                                                            -------------
             AIR FREIGHT & LOGISTICS -- 1.1%
     92,433  C.H. Robinson Worldwide, Inc.                      4,842,565
     48,334  United Parcel Service, Inc., Class B               4,706,765
                                                            -------------

                                                                9,549,330
                                                            -------------
             AUTOMOBILES -- 0.6%
    136,768  Honda Motor Co., Ltd., ADR                         4,833,381
                                                            -------------

             BANKS -- 4.0%
     71,687  Bank of Montreal                                   4,803,746
     81,118  Bank of Nova Scotia                                4,706,466
     67,851  BOK Financial Corp.                                4,685,112
     54,886  Canadian Imperial Bank of Commerce                 4,730,624
     60,746  Cullen/Frost Bankers, Inc.                         4,709,637
     72,729  Royal Bank of Canada                               4,799,387
    101,836  Toronto-Dominion (The) Bank                        4,781,200
                                                            -------------
                                                               33,216,172
                                                            -------------
             BEVERAGES -- 2.9%
     46,353  Anheuser-Busch InBev N.V., ADR                     4,880,971
    122,521  Coca-Cola (The) Co.                                4,736,662
     39,106  Diageo PLC, ADR                                    4,872,217
     81,752  Molson Coors Brewing Co., Class B                  4,811,923
     57,453  PepsiCo, Inc.                                      4,797,325
                                                            -------------
                                                               24,099,098
                                                            -------------
             CHEMICALS -- 1.1%
     39,145  Air Products & Chemicals, Inc.                     4,659,821
     70,760  E.I. du Pont de Nemours & Co.                      4,747,996
                                                            -------------
                                                                9,407,817
                                                            -------------


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 1.2%
    164,562  Healthcare Services Group, Inc.                $   4,782,172
    116,140  Waste Management, Inc.                             4,886,010
                                                            -------------
                                                                9,668,182
                                                            -------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
    218,118  Cisco Systems, Inc.                                4,888,024
     64,778  Harris Corp.                                       4,739,159
                                                            -------------
                                                                9,627,183
                                                            -------------
             CONTAINERS & PACKAGING -- 1.1%
    123,259  Bemis Co., Inc.                                    4,836,683
    115,625  Sonoco Products Co.                                4,742,938
                                                            -------------
                                                                9,579,621
                                                            -------------
             DISTRIBUTORS -- 0.6%
     55,876  Genuine Parts Co.                                  4,852,831
                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
    136,530  AT&T, Inc.                                         4,788,107
    133,926  TELUS Corp.                                        4,814,640
    100,081  Verizon Communications, Inc.                       4,760,853
                                                            -------------
                                                               14,363,600
                                                            -------------
             ELECTRIC UTILITIES -- 10.4%
     90,739  ALLETE, Inc.                                       4,756,538
     94,209  Cleco Corp.                                        4,765,091
     67,871  Duke Energy Corp.                                  4,833,773
     86,661  Edison International                               4,905,879
    134,808  El Paso Electric Co.                               4,816,690
    195,707  Empire District Electric (The) Co.                 4,759,594
    187,443  Hawaiian Electric Industries, Inc.                 4,764,801
     85,698  IDACORP, Inc.                                      4,753,668
    120,698  MGE Energy, Inc.                                   4,734,983
     50,009  NextEra Energy, Inc.                               4,781,861
    105,135  Northeast Utilities                                4,783,642
    130,472  OGE Energy Corp.                                   4,796,151
     85,901  Pinnacle West Capital Corp.                        4,695,349
    147,117  Portland General Electric Co.                      4,757,764
    108,958  Southern (The) Co.                                 4,787,614
    131,272  UIL Holdings Corp.                                 4,832,122
    134,924  Westar Energy, Inc.                                4,743,928


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
    158,252  Xcel Energy, Inc.                              $   4,804,531
                                                            -------------
                                                               86,073,979
                                                            -------------
             ELECTRICAL EQUIPMENT -- 1.2%
     64,733  Eaton Corp. PLC                                    4,862,743
     71,950  Emerson Electric Co.                               4,806,260
                                                            -------------
                                                                9,669,003
                                                            -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 0.6%
    105,726  Kyocera Corp. ADR                                  4,784,102
                                                            -------------
             FOOD & STAPLES RETAILING -- 1.7%
    131,236  Sysco Corp.                                        4,741,557
     61,293  Wal-Mart Stores, Inc.                              4,684,624
     91,658  Weis Markets, Inc.                                 4,514,156
                                                            -------------
                                                               13,940,337
                                                            -------------
             FOOD PRODUCTS -- 5.3%
    111,225  Archer-Daniels-Midland Co.                         4,826,053
    106,324  Campbell Soup Co.                                  4,771,821
    156,254  ConAgra Foods, Inc.                                4,848,562
     92,761  General Mills, Inc.                                4,806,875
     48,901  J.M. Smucker (The) Co.                             4,755,133
     76,626  Kellogg Co.                                        4,805,216
     84,863  Kraft Foods Group, Inc.                            4,760,814
     69,690  McCormick & Co., Inc.                              4,999,561
    117,181  Unilever PLC, ADR                                  5,013,003
                                                            -------------
                                                               43,587,038
                                                            -------------
             GAS UTILITIES -- 5.8%
     98,695  AGL Resources, Inc.                                4,832,107
    102,034  Atmos Energy Corp.                                 4,808,862
    101,200  Laclede Group (The), Inc.                          4,771,580
     98,406  New Jersey Resources Corp.                         4,900,619
    108,356  Northwest Natural Gas Co.                          4,768,748
    135,468  Piedmont Natural Gas Co., Inc.                     4,794,212
    201,232  Questar Corp.                                      4,785,297
     85,511  South Jersey Industries, Inc.                      4,796,312
    104,901  UGI Corp.                                          4,784,535
    120,205  WGL Holdings, Inc.                                 4,815,412
                                                            -------------
                                                               48,057,684
                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
    122,426  Abbott Laboratories                                4,714,625
     70,368  Baxter International, Inc.                         5,177,678


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
    109,490  ResMed, Inc.                                   $   4,893,108
                                                            -------------
                                                               14,785,411
                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.2%
    137,648  Owens & Minor, Inc.                                4,821,809
     84,741  Quest Diagnostics, Inc.                            4,908,199
                                                            -------------
                                                                9,730,008
                                                            -------------
             HOTELS, RESTAURANTS & LEISURE -- 1.2%
     48,917  McDonald's Corp.                                   4,795,334
     86,788  Tim Hortons, Inc.                                  4,800,244
                                                            -------------
                                                                9,595,578
                                                            -------------
             HOUSEHOLD DURABLES -- 0.6%
    147,764  Leggett & Platt, Inc.                              4,823,017
                                                            -------------
             HOUSEHOLD PRODUCTS -- 2.3%
     53,446  Clorox (The) Co.                                   4,703,783
     74,314  Colgate-Palmolive Co.                              4,820,749
     42,516  Kimberly-Clark Corp.                               4,687,389
     59,329  Procter & Gamble (The) Co.                         4,781,917
                                                            -------------
                                                               18,993,838
                                                            -------------
             INDUSTRIAL CONGLOMERATES -- 0.6%
     35,529  3M Co.                                             4,819,864
                                                            -------------
             INSURANCE -- 5.8%
     47,489  ACE Ltd.                                           4,704,260
     99,890  Arthur J. Gallagher & Co.                          4,752,766
     54,599  Chubb (The) Corp.                                  4,875,691
     98,058  Cincinnati Financial Corp.                         4,771,502
     69,763  Erie Indemnity Co., Class A                        4,866,667
     77,509  Hanover Insurance Group, (The), Inc.               4,762,153
    105,560  Mercury General Corp.                              4,758,645
     46,693  PartnerRe Ltd.                                     4,832,726
    195,140  Progressive (The) Corp.                            4,726,291
     56,103  Travelers (The) Cos., Inc.                         4,774,365
                                                            -------------
                                                               47,825,066
                                                            -------------
             IT SERVICES -- 2.3%
     57,376  Accenture PLC, Class A                             4,574,014
     61,557  Automatic Data Processing, Inc.                    4,755,894
     24,992  International Business Machines Corp.              4,810,710


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
    111,093  Paychex, Inc.                                  $   4,732,562
                                                            -------------
                                                               18,873,180
                                                            -------------
             LEISURE PRODUCTS -- 1.2%
     85,620  Hasbro, Inc.                                       4,762,184
    121,133  Mattel, Inc.                                       4,858,645
                                                            -------------
                                                                9,620,829
                                                            -------------
             MACHINERY -- 1.7%
     53,156  Deere & Co.                                        4,826,565
     58,707  Illinois Tool Works, Inc.                          4,774,640
     59,300  Stanley Black & Decker, Inc.                       4,817,532
                                                            -------------
                                                               14,418,737
                                                            -------------
             MEDIA -- 1.1%
     65,354  Omnicom Group, Inc.                                4,744,700
    137,648  Thomson Reuters Corp.                              4,707,562
                                                            -------------
                                                                9,452,262
                                                            -------------
             MULTILINE RETAIL -- 1.7%
     79,406  Family Dollar Stores, Inc.                         4,606,342
     84,558  Kohl's Corp.                                       4,802,894
     79,125  Target Corp.                                       4,787,854
                                                            -------------
                                                               14,197,090
                                                            -------------
             MULTI-UTILITIES -- 8.7%
     86,327  Alliant Energy Corp.                               4,904,237
    156,775  Avista Corp.                                       4,805,154
    199,864  CenterPoint Energy, Inc.                           4,734,778
    164,389  CMS Energy Corp.                                   4,813,310
     89,326  Consolidated Edison, Inc.                          4,792,340
     67,433  Dominion Resources, Inc.                           4,787,069
     65,399  DTE Energy Co.                                     4,858,492
     81,118  Integrys Energy Group, Inc.                        4,838,689
    140,233  MDU Resources Group, Inc.                          4,811,394
    127,329  Public Service Enterprise Group, Inc.              4,856,328
     93,983  SCANA Corp.                                        4,823,207
     48,937  Sempra Energy                                      4,735,144
    280,884  TECO Energy, Inc.                                  4,817,160
    123,454  Vectren Corp.                                      4,862,853
    103,516  Wisconsin Energy Corp.                             4,818,670
                                                            -------------
                                                               72,258,825
                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 5.2%
     40,611  Chevron Corp.                                      4,829,054
     69,639  ConocoPhillips                                     4,899,103
    104,971  Enbridge, Inc.                                     4,777,230
     49,713  Exxon Mobil Corp.                                  4,855,966
    149,883  Kinder Morgan, Inc.                                4,869,699


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     50,120  Occidental Petroleum Corp.                     $   4,775,935
     65,912  Royal Dutch Shell PLC, ADR                         4,815,531
     73,375  Total S.A., ADR                                    4,813,400
    104,412  TransCanada Corp.                                  4,752,834
                                                            -------------
                                                               43,388,752
                                                            -------------
             PHARMACEUTICALS -- 6.4%
     91,605  AbbVie, Inc.                                       4,708,497
     73,616  AstraZeneca PLC, ADR                               4,776,206
     92,179  Bristol-Myers Squibb Co.                           4,788,699
     81,966  Eli Lilly & Co.                                    4,824,519
     88,786  GlaxoSmithKline PLC, ADR                           4,743,836
     49,420  Johnson & Johnson                                  4,854,527
     87,483  Merck & Co., Inc.                                  4,966,410
     57,870  Novartis AG, ADR                                   4,920,107
    149,407  Pfizer, Inc.                                       4,798,953
     92,071  Sanofi, ADR                                        4,813,472
     95,762  Teva Pharmaceutical Industries Ltd., ADR           5,060,064
                                                            -------------
                                                               53,255,290
                                                            -------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     28,021  Public Storage                                     4,721,258
    115,399  Realty Income Corp.                                4,715,203
                                                            -------------
                                                                9,436,461
                                                            -------------
             ROAD & RAIL -- 0.6%
     48,729  Norfolk Southern Corp.                             4,734,997
                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                -- 2.3%
     87,760  Analog Devices, Inc.                               4,663,567
    187,293  Intel Corp.                                        4,834,032
    101,027  Texas Instruments, Inc.                            4,763,423
     86,327  Xilinx, Inc.                                       4,684,966
                                                            -------------
                                                               18,945,988
                                                            -------------
             SOFTWARE -- 1.1%
    151,719  CA, Inc.                                           4,698,737
    116,197  Microsoft Corp.                                    4,762,915
                                                            -------------
                                                                9,461,652
                                                            -------------
             SPECIALTY RETAIL -- 1.1%
    114,723  Gap (The), Inc.                                    4,595,803
     59,061  Home Depot (The), Inc.                             4,673,497
                                                            -------------
                                                                9,269,300
                                                            -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
-------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                -- 1.7%
      8,727  Apple, Inc.                                    $   4,684,130
    157,247  CANON, Inc., ADR                                   4,884,092
    117,679  Diebold, Inc.                                      4,694,215
                                                            -------------
                                                               14,262,437
                                                            -------------
             THRIFTS & MORTGAGE FINANCE -- 1.1%
    371,042  Capitol Federal Financial, Inc.                    4,656,577
    314,914  People's United Financial, Inc.                    4,682,771
                                                            -------------
                                                                9,339,348
                                                            -------------
             TOBACCO -- 2.9%
    128,231  Altria Group, Inc.                                 4,799,686
     44,277  British American Tobacco PLC, ADR                  4,933,786
     90,165  Lorillard, Inc.                                    4,876,123
     58,503  Philip Morris International, Inc.                  4,789,641
     88,204  Reynolds American, Inc.                            4,711,858
                                                            -------------
                                                               24,111,094
                                                            -------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.6%
     95,762  Fastenal Co.                                       4,722,982
                                                            -------------
             WATER UTILITIES -- 1.1%
    145,076  American States Water Co.                          4,684,504
    187,817  Aqua America, Inc.                                 4,708,572
                                                            -------------
                                                                9,393,076
                                                            -------------
             WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    128,196  Vodafone Group PLC ADR                             4,718,895
                                                            -------------

             TOTAL INVESTMENTS -- 100.0%                      828,597,499
             (Cost $707,226,105) (a)
             NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                              251,320
                                                            -------------
             NET ASSETS -- 100.0%                           $ 828,848,819
                                                            =============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $125,719,203 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,347,809.

ADR - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                      LEVEL 1            LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 828,597,499       $  --              $  --
                                ================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
--------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIRLINES -- 6.6%
      6,613  Alaska Air Group, Inc.                          $    617,059
     18,125  Delta Air Lines, Inc.                                628,031
     43,987  Hawaiian Holdings, Inc. (a)                          614,059
     61,780  JetBlue Airways Corp. (a)                            536,868
     37,076  Southwest Airlines Co.                               875,364
     12,763  United Continental Holdings, Inc. (a)                569,613
                                                             ------------
                                                                3,840,994
                                                             ------------
             AUTO COMPONENTS -- 7.6%
     63,778  China Automotive Systems, Inc. (a)                   503,846
     32,292  Federal-Mogul Corp. (a)                              604,183
     32,442  Goodyear Tire & Rubber (The) Co.                     847,709
     13,081  Johnson Controls, Inc.                               618,993
     31,563  Superior Industries International, Inc.              646,726
     10,236  Tenneco, Inc. (a)                                    594,405
      7,271  Visteon Corp. (a)                                    643,047
                                                             ------------
                                                                4,458,909
                                                             ------------
             AUTOMOBILES -- 1.9%
     15,273  Honda Motor Co., Ltd., ADR                           539,748
      5,065  Toyota Motor Corp., ADR                              571,838
                                                             ------------
                                                                1,111,586
                                                             ------------
             BANKS -- 1.0%
      7,046  Canadian Imperial Bank of Commerce                   607,295
                                                             ------------
             BIOTECHNOLOGY -- 0.9%
     62,344  PDL BioPharma, Inc.                                  518,079
                                                             ------------
             CAPITAL MARKETS -- 3.2%
     19,828  AllianceBernstein Holding     LP (b)                 495,105
     34,287  Investment Technology Group, Inc. (a)                692,598
     14,779  Piper Jaffray Cos., Inc. (a)                         676,878
                                                             ------------
                                                                1,864,581
                                                             ------------
             CHEMICALS -- 2.1%
     12,532  Dow Chemical (The) Co.                               608,930
      6,743  LyondellBasell Industries N.V., Class A              599,722
                                                             ------------
                                                                1,208,652
                                                             ------------


SHARES       DESCRIPTION                                         VALUE
--------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 1.2%
     39,423  Kimball International, Inc., Class B            $    713,950
                                                             ------------
             COMMUNICATIONS EQUIPMENT -- 3.2%
     21,508  ARRIS Group, Inc. (a)                                606,095
     65,324  Brocade Communications Systems, Inc. (a)             693,088
     21,031  Finisar Corp. (a)                                    557,532
                                                             ------------
                                                                1,856,715
                                                             ------------
             CONSTRUCTION & ENGINEERING -- 1.0%
     18,944  AECOM Technology Corp. (a)                           609,428
                                                             ------------
             CONTAINERS & PACKAGING -- 1.0%
     11,281  Avery Dennison Corp.                                 571,608
                                                             ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.1%
     21,608  New Oriental Education & Technology Group,
                Inc., ADR                                         634,195
                                                             ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.5%
     30,537  Consolidated Communications Holdings, Inc.           611,046
    111,223  Frontier Communications Corp.                        633,971
     54,464  General Communication, Inc., Class A (a)             621,434
     20,350  Level 3 Communications,    Inc. (a)                  796,499
                                                             ------------
                                                                2,662,950
                                                             ------------
             ELECTRIC UTILITIES -- 2.3%
     25,886  Great Plains Energy, Inc.                            699,957
     23,856  PNM Resources, Inc.                                  644,828
                                                             ------------
                                                                1,344,785
                                                             ------------
             ELECTRICAL EQUIPMENT -- 0.9%
     15,778  Babcock & Wilcox (The) Co.                           523,830
                                                             ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 5.5%
     10,533  Arrow Electronics, Inc. (a)                          625,239
     77,549  Flextronics International      Ltd. (a)              716,553
     20,905  Ingram Micro, Inc., Class A (a)                      617,952


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
--------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS (CONTINUED)
     39,494  Orbotech Ltd. (a)                               $    607,812
     38,591  Sanmina Corp. (a)                                    673,413
                                                             ------------
                                                                3,240,969
                                                             ------------
             ENERGY EQUIPMENT & SERVICES -- 5.4%
      9,253  Ensco PLC, Class A                                   488,373
     13,634  Gulfmark Offshore, Inc.,    Class A                  612,712
    145,527  ION Geophysical Corp. (a)                            612,669
     12,643  Noble Corp. PLC                                      413,932
      5,965  Schlumberger Ltd.                                    581,588
      9,657  Tidewater, Inc.                                      469,523
                                                             ------------
                                                                3,178,797
                                                             ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
     14,967  Alere, Inc. (a)                                      514,116
     13,357  Haemonetics Corp. (a)                                435,305
                                                             ------------
                                                                  949,421
                                                             ------------
             HEALTH CARE TECHNOLOGY -- 1.0%
     23,956  MedAssets, Inc. (a)                                  591,953
                                                             ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.0%
     10,922  Hyatt Hotels Corp., Class A (a)                      587,713
     65,498  Wendy's (The) Co.                                    597,341
                                                             ------------
                                                                1,185,054
                                                             ------------
             INSURANCE -- 4.1%
     10,924  Allstate (The) Corp.                                 618,080
     18,267  Greenlight Capital Re, Ltd., Class A (a)             599,158
     28,692  Manulife Financial Corp.                             554,042
      6,206  RenaissanceRe Holdings Ltd.                          605,706
                                                             ------------
                                                                2,376,986
                                                             ------------
             IT SERVICES -- 2.2%
     11,454  Computer Sciences Corp.                              696,632
      8,395  Global Payments, Inc.                                596,969
                                                             ------------
                                                                1,293,601
                                                             ------------
             MACHINERY -- 2.0%
      8,226  American Railcar Industries, Inc.                    576,067
     13,044  Greenbrier (The) Cos., Inc. (a)                      594,806
                                                             ------------
                                                                1,170,873
                                                             ------------


SHARES       DESCRIPTION                                         VALUE
--------------------------------------------------------------------------
             MEDIA -- 4.2%
     35,822  Cablevision Systems Corp., Class A              $    604,317
      8,140  DIRECTV (a)                                          622,059
     94,959  Entravision Communications Corp., Class A            636,225
     27,590  Live Nation Entertainment,  Inc. (a)                 600,083
                                                             ------------
                                                                2,462,684
                                                             ------------
             METALS & MINING -- 3.2%
     92,949  AK Steel Holding Corp. (a)                           671,092
     37,735  Barrick Gold Corp.                                   672,815
     10,015  Rio Tinto PLC, ADR                                   559,137
                                                             ------------
                                                                1,903,044
                                                             ------------
             MULTI-UTILITIES -- 3.2%
     14,894  Ameren Corp.                                         613,633
     20,124  Avista Corp.                                         616,801
     10,413  Integrys Energy Group, Inc.                          621,135
                                                             ------------
                                                                1,851,569
                                                             ------------
             OIL, GAS & CONSUMABLE FUELS -- 4.4%
     19,240  Kinder Morgan, Inc.                                  625,108
     14,401  Southwestern Energy Co. (a)                          662,590
     15,638  Suncor Energy, Inc.                                  546,704
     28,750  Ultra Petroleum Corp. (a)                            773,088
                                                             ------------
                                                                2,607,490
                                                             ------------
             PROFESSIONAL SERVICES -- 1.0%
     24,383  Kelly Services, Inc., Class A                        578,608
                                                             ------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.0%
     53,211  Annaly Capital Management, Inc.                      583,725
     18,805  Apartment Investment & Management Co.,
                Class A                                           568,287
                                                             ------------
                                                                1,152,012
                                                             ------------
             ROAD & RAIL -- 2.1%
     17,254  Arkansas Best Corp.                                  637,535
     12,648  Avis Budget Group, Inc. (a)                          615,958
                                                             ------------
                                                                1,253,493
                                                             ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                -- 7.1%
    123,273  Amkor Technology, Inc. (a)                           845,653
     48,908  Intersil Corp., Class A                              631,891
     44,472  Marvell Technology Group Ltd.                        700,434


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

MARCH 31, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                         VALUE
--------------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     12,704  Microchip Technology, Inc.                      $    606,743
     79,015  ON Semiconductor Corp. (a)                           742,741
     16,157  Skyworks Solutions, Inc. (a)                         606,211
                                                             ------------
                                                                4,133,673
                                                             ------------
             SOFTWARE -- 4.4%
     20,428  Electronic Arts, Inc. (a)                            592,616
     15,939  Oracle Corp.                                         652,065
     33,177  Rovi Corp. (a)                                       755,772
      5,553  VMware, Inc., Class A (a)                            599,835
                                                             ------------
                                                                2,600,288
                                                             ------------
             SPECIALTY RETAIL -- 0.9%
     22,972  Sonic Automotive, Inc., Class A                      516,410
                                                             ------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                -- 1.1%
     19,330  Hewlett-Packard Co.                                  625,519
                                                             ------------
             THRIFTS & MORTGAGE FINANCE -- 1.0%
     25,429  Washington Federal, Inc.                             592,496
                                                             ------------
             TRADING COMPANIES & DISTRIBUTORS -- 2.1%
      8,974  GATX Corp.                                           609,155
      6,516  United Rentals, Inc. (a)                             618,629
                                                             ------------
                                                                1,227,784
                                                             ------------
             WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     18,153  Shenandoah Telecommunications Co.                    586,160
                                                             ------------

             TOTAL INVESTMENTS -- 100.0%                       58,606,441
             (Cost $54,426,429) (c)
             NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                             (5,047)
                                                             ------------
             NET ASSETS -- 100.0%                            $ 58,601,394
                                                             ============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,805,985 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $625,973.

ADR - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                      LEVEL 1             LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 58,606,441         $  --              $  --
                                ================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc. ("NYSE
          Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
          "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The NASDAQ(R) Stock Market, LLC
          ("NASDAQ") ticker "FTCS")
      First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker
          "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
          "FVL")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2014 (UNAUDITED)


occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2014 (UNAUDITED)


C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2014, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2014 (UNAUDITED)


                             LICENSING INFORMATION

The "Dow Jones Internet Composite Index(SM)" and "Dow Jones Select MicroCap Index(SM)" are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust. Dow Jones(R), Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. ("MORNINGSTAR"), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVIDEND LEADERS INDEX(SM) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) DIVIDEND LEADERS INDEX(SM) OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVIDEND LEADERS INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER AND IPOX(R)-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength Index(SM), and certain trade names of the Corporations and the use of The Capital Strength Index(SM), which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AIR FREIGHT & LOGISTICS --
                 2.1%
      81,192  C.H. Robinson Worldwide,
                 Inc.                               $  4,253,649
     106,165  Expeditors International of
                 Washington, Inc.                      4,207,319
                                                    ------------
                                                       8,460,968
                                                    ------------
              AUTOMOBILES -- 0.9%
      18,111  Tesla Motors, Inc. (a) (b)               3,775,238
                                                    ------------

              BEVERAGES -- 1.0%
      60,291  Monster Beverage Corp. (b)               4,187,210
                                                    ------------
              BIOTECHNOLOGY -- 6.9%
      26,062  Alexion Pharmaceuticals,
                 Inc. (b)                              3,964,812
      33,819  Amgen, Inc.                              4,171,236
      13,118  Biogen Idec, Inc. (b)                    4,012,403
      28,869  Celgene Corp. (b)                        4,030,112
      57,872  Gilead Sciences, Inc. (b)                4,100,810
      13,472  Regeneron Pharmaceuticals,
                 Inc. (b)                              4,045,372
      56,357  Vertex Pharmaceuticals,
                 Inc. (b)                              3,985,567
                                                    ------------
                                                      28,310,312
                                                    ------------
              CHEMICALS -- 1.0%
      43,941  Sigma-Aldrich Corp.                      4,103,210
                                                    ------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 1.0%
      36,316  Stericycle, Inc. (b)                     4,126,224
                                                    ------------
              COMMUNICATIONS EQUIPMENT --
                 3.0%
     192,062  Cisco Systems, Inc.                      4,304,109
      36,765  F5 Networks, Inc. (b)                    3,920,252
      52,858  QUALCOMM, Inc.                           4,168,382
                                                    ------------
                                                      12,392,743
                                                    ------------
              FOOD & STAPLES RETAILING --
                 1.9%
      36,475  Costco Wholesale Corp.                   4,073,528
      75,328  Whole Foods Market, Inc.                 3,819,883
                                                    ------------
                                                       7,893,411
                                                    ------------
              FOOD PRODUCTS -- 3.0%
      37,115  Keurig Green Mountain, Inc.              3,918,973
      74,938  Kraft Foods Group, Inc.                  4,204,022


SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              FOOD PRODUCTS (CONTINUED)
     121,501  Mondelez International,
                 Inc., Class A                      $  4,197,859
                                                    ------------
                                                      12,320,854
                                                    ------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.0%
       9,684  Intuitive Surgical, Inc. (b)            4,241,4955
                                                    ------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 3.0%
      89,643  Catamaran Corp. (b)                      4,012,421
      53,973  Express Scripts Holding
                 Co. (b)                               4,052,832
      35,510  Henry Schein, Inc. (b)                   4,238,829
                                                    ------------
                                                      12,304,082
                                                    ------------
              HEALTH CARE TECHNOLOGY --
                 1.0%
      71,364  Cerner Corp. (b)                         4,014,225
                                                    ------------
              HOTELS, RESTAURANTS &
                 LEISURE -- 3.0%
      74,772  Marriott International,
                 Inc., Class A                         4,188,728
      54,145  Starbucks Corp.                          3,973,160
      18,389  Wynn Resorts Ltd.                        4,085,116
                                                    ------------
                                                      12,247,004
                                                    ------------
              HOUSEHOLD DURABLES -- 1.0%
      75,285  Garmin Ltd. (a)                          4,160,249
                                                    ------------
              INTERNET & CATALOG RETAIL --
                 5.7%
      11,538  Amazon.com, Inc. (b)                     3,882,768
      55,934  Expedia, Inc.                            4,055,215
     143,015  Liberty Interactive Corp.,
                 Class A (b)                           4,128,843
      10,261  Netflix, Inc. (b)                        3,612,180
       3,263  Priceline Group (The),
                   Inc. (b)                            3,889,137
      40,848  TripAdvisor, Inc. (b)                    3,700,420
                                                    ------------
                                                      23,268,563
                                                    ------------
              INTERNET SOFTWARE & SERVICES
                 -- 6.8%
      68,390  Akamai Technologies,
                  Inc. (b)                             3,980,982
      26,249  Baidu, Inc., ADR (b)                     3,999,823
      72,780  eBay, Inc. (b)                           4,020,367
      23,009  Equinix, Inc. (b)                        4,252,984
      61,560  Facebook, Inc., Class A (b)              3,708,374


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
       3,508  Google, Inc., Class A (b)             $  3,909,701
     109,499  Yahoo!, Inc. (b)                         3,931,014
                                                    ------------
                                                      27,803,245
                                                    ------------
              IT SERVICES -- 4.1%
      53,340  Automatic Data Processing,
                 Inc.                                  4,121,048
      85,313  Cognizant Technology
                 Solutions Corp.,
                 Class A (b)                           4,317,691
      71,844  Fiserv, Inc. (b)                         4,072,836
      96,733  Paychex, Inc.                            4,120,826
                                                    ------------
                                                      16,632,401
                                                    ------------
              LEISURE PRODUCTS -- 1.1%
     107,274  Mattel, Inc.                             4,302,760
                                                    ------------
              LIFE SCIENCES TOOLS &
                 SERVICES -- 1.0%
      27,260  Illumina, Inc. (b)                       4,052,472
                                                    ------------
              MACHINERY -- 1.0%
      61,510  PACCAR, Inc.                             4,148,234
                                                    ------------
              MEDIA -- 10.0%
      32,534  Charter Communications,
                 Inc., Class A (b)                     4,008,189
      83,032  Comcast Corp., Class A                   4,153,261
      56,249  DIRECTV (b)                              4,298,549
      49,096  Discovery Communications,
                 Inc., Class A (b)                     4,060,239
      68,011  DISH Network Corp.,
                  Class A (b)                          4,230,964
      98,481  Liberty Global PLC,
                  Class A (b)                          4,096,810
      30,276  Liberty Media Corp.,
                  Class A (b)                          3,957,981
   1,241,410  Sirius XM Holdings, Inc. (b)             3,972,512
     127,124  Twenty-First Century Fox,
                Inc., Class A                          4,064,154
      47,714  Viacom, Inc., Class B                    4,055,213
                                                    ------------
                                                      40,897,872
                                                    ------------
              MULTILINE RETAIL -- 1.0%
      78,910  Dollar Tree, Inc. (b)                    4,117,524
                                                    ------------
              PHARMACEUTICALS -- 0.9%
      79,529  Mylan, Inc. (b)                          3,883,401
                                                    ------------

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              PROFESSIONAL SERVICES -- 1.0%
      66,353  Verisk Analytics, Inc.,
                 Class A (b)                        $  3,978,526
                                                    ------------

              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT --
                 14.3%
     114,335  Altera Corp.                             4,143,500
      78,167  Analog Devices, Inc.                     4,153,794
     205,896  Applied Materials, Inc.                  4,204,396
      65,019  Avago Technologies Ltd.                  4,187,874
     132,801  Broadcom Corp., Class A                  4,180,576
     165,188  Intel Corp.                              4,263,502
      59,287  KLA-Tencor Corp.                         4,099,103
      86,250  Linear Technology Corp.                  4,199,513
     130,804  Maxim Integrated Products,
                 Inc.                                  4,332,229
     175,773  Micron Technology, Inc. (b)              4,158,789
     223,704  NVIDIA Corp.                             4,006,539
      71,494  NXP Semiconductors
                  N.V. (b)                             4,204,562
      88,042  Texas Instruments, Inc.                  4,151,180
      76,163  Xilinx, Inc.                             4,133,366
                                                    ------------
                                                      58,418,923
                                                    ------------
              SOFTWARE -- 9.1%
     199,823  Activision Blizzard, Inc.                4,084,382
      61,867  Adobe Systems, Inc. (b)                  4,067,137
      83,323  Autodesk, Inc. (b)                       4,097,825
     134,236  CA, Inc.                                 4,157,289
      62,074  Check Point Software
                 Technologies Ltd. (b)                 4,198,065
      66,987  Citrix Systems, Inc. (b)                 3,847,063
      52,381  Intuit, Inc.                             4,071,575
     103,291  Microsoft Corp.                          4,233,898
     228,202  Symantec Corp.                           4,557,194
                                                    ------------
                                                      37,314,428
                                                    ------------
              SPECIALTY RETAIL -- 5.0%
      61,572  Bed Bath & Beyond, Inc. (b)              4,236,154
      27,878  O'Reilly Automotive,
                 Inc. (b)                              4,136,816
      57,021  Ross Stores, Inc.                        4,079,853
     361,938  Staples, Inc.                            4,104,377
      55,707  Tractor Supply Co.                       3,934,585
                                                    ------------
                                                      20,491,785
                                                    ------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 5.2%
       7,758  Apple, Inc.                              4,164,029


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS (CONTINUED)
     109,768  NetApp, Inc.                          $  4,050,439
      52,025  SanDisk Corp.                            4,223,910
      77,573  Seagate Technology PLC                   4,356,499
      46,801  Western Digital Corp.                    4,297,268
                                                    ------------
                                                      21,092,145
                                                    ------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.0%
      84,443  Fastenal Co.                             4,164,729
                                                    ------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 3.0%
      45,223  SBA Communications Corp.,
                 Class A (b)                           4,113,484
     468,065  VimpelCom Ltd., ADR                      4,226,627
     111,121  Vodafone Group PLC, ADR                  4,090,364
                                                    ------------
                                                      12,430,475
                                                    ------------
              TOTAL COMMON STOCKS -- 100.0%          409,534,708
              (Cost $402,372,217)

              MONEY MARKET FUNDS -- 1.5%
   6,124,547  Goldman Sachs Financial
                 Square Treasury
                 Instruments Fund -
                 Institutional Class -
                 0.001% (c) (d)                        6,124,547
              (Cost $6,124,547)                     ------------

              TOTAL INVESTMENTS -- 101.5%            415,659,255
              (Cost $408,496,764) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (1.5)%                (6,194,369)
                                                    ------------
              NET ASSETS -- 100.0%                  $409,464,886
                                                    ============


(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $6,002,099 and the total value of the collateral held by the Fund is $6,124,547.

(b)   Non-income producing security.

(c)   This security serves as collateral for securities on loan.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,858,978 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,696,487.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 409,534,708       $ --          $ --
Money Market Funds        6,124,547         --            --
                      ------------------------------------------
Total Investments     $ 415,659,255       $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              COMMUNICATIONS EQUIPMENT --
                 7.5%
     253,735  Cisco Systems, Inc.                   $  5,686,201
      48,665  F5 Networks, Inc. (a)                    5,189,149
      70,125  QUALCOMM, Inc.                           5,530,058
                                                    ------------
                                                      16,405,408
                                                    ------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 2.4%
     118,618  Catamaran Corp. (a)                      5,309,342
                                                    ------------
              HEALTH CARE TECHNOLOGY --
                 2.4%
      94,198  Cerner Corp. (a)                         5,298,637
                                                    ------------
              HOUSEHOLD DURABLES -- 2.5%
      99,652  Garmin Ltd.                              5,506,769
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 14.4%
      90,429  Akamai Technologies, Inc. (a)            5,263,872
      34,683  Baidu, Inc., ADR (a)                     5,284,996
      30,447  Equinix, Inc. (a)                        5,627,824
      81,660  Facebook, Inc., Class A (a)              4,919,198
       4,642  Google, Inc., Class A (a)                5,173,555
     144,724  Yahoo!, Inc. (a)                         5,195,592
                                                    ------------
                                                      31,465,037
                                                    ------------
              IT SERVICES -- 2.6%
     112,678  Cognizant Technology
                 Solutions Corp., Class A (a)          5,702,634
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 35.3%
     151,054  Altera Corp.                             5,474,197
     103,132  Analog Devices, Inc.                     5,480,435
     272,227  Applied Materials, Inc.                  5,558,875
      85,927  Avago Technologies Ltd.                  5,534,558
     175,537  Broadcom Corp., Class A                  5,525,905
     218,150  Intel Corp.                              5,630,452
      78,417  KLA-Tencor Corp.                         5,421,751
     113,964  Linear Technology Corp.                  5,548,907
     172,450  Maxim Integrated Products,
                 Inc.                                  5,711,544
     232,073  Micron Technology, Inc. (a)              5,490,847
     296,160  NVIDIA Corp.                             5,304,226
      94,719  NXP Semiconductors N.V. (a)              5,570,424
     116,453  Texas Instruments, Inc.                  5,490,759
     100,749  Xilinx, Inc.                             5,467,648
                                                    ------------
                                                      77,210,528
                                                    ------------

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              SOFTWARE -- 20.1%
      81,782  Adobe Systems, Inc. (a)               $  5,376,349
     109,729  Autodesk, Inc. (a)                       5,396,472
     176,498  CA, Inc.                                 5,466,143
      82,124  Check Point Software
                 Technologies Ltd. (a)                 5,554,046
      88,534  Citrix Systems, Inc. (a)                 5,084,507
      69,119  Intuit, Inc.                             5,372,620
     136,724  Microsoft Corp.                          5,604,317
     301,694  Symantec Corp.                           6,024,829
                                                    ------------
                                                      43,879,283
                                                    ------------
              TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 12.8%
      10,304  Apple, Inc.                              5,530,569
     145,261  NetApp, Inc.                             5,360,131
      68,558  SanDisk Corp.                            5,566,224
     102,650  Seagate Technology PLC                   5,764,824
      61,960  Western Digital Corp.                    5,689,167
                                                    ------------
                                                      27,910,915
                                                    ------------
              TOTAL INVESTMENTS -- 100.0%            218,688,553
              (Cost $173,020,745) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                   (11,003)
                                                    ------------
              NET ASSETS -- 100.0%                  $218,677,550
                                                    ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,554,189 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,886,381.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 218,688,553       $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AIR FREIGHT & LOGISTICS --
                 3.5%
      31,138  C.H. Robinson Worldwide,
                 Inc.                               $  1,631,320
      40,795  Expeditors International of
                 Washington, Inc.                      1,616,706
                                                    ------------
                                                       3,248,026
                                                    ------------
              AUTOMOBILES -- 1.6%
       6,942  Tesla Motors, Inc. (b) (c)               1,447,060
                                                    ------------
              BEVERAGES -- 1.7%
      23,085  Monster Beverage Corp. (c)               1,603,253
                                                    ------------
              BIOTECHNOLOGY -- 11.5%
       9,944  Alexion Pharmaceuticals,
                 Inc. (c)                              1,512,781
      12,926  Amgen, Inc.                              1,594,293
       4,988  Biogen Idec, Inc. (c)                    1,525,679
      11,004  Celgene Corp. (c)                        1,536,158
      22,047  Gilead Sciences, Inc. (c)                1,562,250
       5,113  Regeneron Pharmaceuticals,
                 Inc. (c)                              1,535,332
      21,522  Vertex Pharmaceuticals,
                 Inc. (c)                              1,522,036
                                                    ------------
                                                      10,788,529
                                                    ------------
              CHEMICALS -- 1.7%
      16,836  Sigma-Aldrich Corp.                      1,572,146
                                                    ------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 1.7%
      13,893  Stericycle, Inc. (c)                     1,578,523
                                                    ------------
              FOOD & STAPLES RETAILING --
                 3.2%
      13,959  Costco Wholesale Corp.                   1,558,941
      28,869  Whole Foods Market, Inc.                 1,463,947
                                                    ------------
                                                       3,022,888
                                                    ------------
              FOOD PRODUCTS -- 5.0%
      14,187  Keurig Green Mountain, Inc.              1,498,005
      28,697  Kraft Foods Group, Inc.                  1,609,902
      46,556  Mondelez International,
                 Inc., Class A                         1,608,510
                                                    ------------
                                                       4,716,417
                                                    ------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.7%
       3,705  Intuitive Surgical, Inc. (c)             1,622,753
                                                    ------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 3.4%
      20,644  Express Scripts Holding
                 Co. (c)                               1,550,158


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
      13,560  Henry Schein, Inc. (c)                $  1,618,657
                                                    ------------
                                                       3,168,815
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE --
                 5.0%
      28,759  Marriott International, Inc.,
                 Class A                               1,611,079
      20,714  Starbucks Corp.                          1,519,993
       7,025  Wynn Resorts Ltd.                        1,560,604
                                                    ------------
                                                       4,691,676
                                                    ------------
              INTERNET & CATALOG RETAIL --
                 9.5%
       4,406  Amazon.com, Inc. (c)                     1,482,707
      21,414  Expedia, Inc.                            1,552,515
      54,735  Liberty Interactive Corp.,
                 Class A (c)                           1,580,200
       3,914  Netflix, Inc. (c)                        1,377,845
       1,252  Priceline Group (The),
                 Inc. (c)                              1,492,246
      15,653  TripAdvisor, Inc. (c)                    1,418,005
                                                    ------------
                                                       8,903,518
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 1.6%
      27,886  eBay, Inc. (c)                           1,540,423
                                                    ------------
              IT SERVICES -- 5.1%
      20,437  Automatic Data Processing, Inc.          1,578,962
      27,514  Fiserv, Inc. (c)                         1,559,769
      37,090  Paychex, Inc.                            1,580,034
                                                    ------------
                                                       4,718,765
                                                    ------------
              LEISURE PRODUCTS -- 1.8%
      41,069  Mattel, Inc.                             1,647,278
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 1.7%
      10,412  Illumina, Inc. (c)                       1,547,848
                                                    ------------
              MACHINERY -- 1.7%
      23,578  PACCAR, Inc.                             1,590,100
                                                    ------------
              MEDIA -- 16.8%
      12,487  Charter Communications, Inc.,
                 Class A (c)                           1,538,398
      31,779  Comcast Corp., Class A                   1,589,586
      21,490  DIRECTV (c)                              1,642,266
      18,800  Discovery Communications,
                 Inc., Class A (c)                     1,554,760
      26,018  DISH Network Corp.,
                 Class A (c)                           1,618,580
      37,760  Liberty Global PLC,
                 Class A (c)                           1,570,816


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              MEDIA (CONTINUED)
      11,591  Liberty Media Corp.,
                 Class A (c)                        $  1,515,291
     474,312  Sirius XM Holdings, Inc. (c)             1,517,798
      48,547  Twenty-First Century Fox,
                 Inc., Class A                         1,552,048
      18,257  Viacom, Inc., Class B                    1,551,662
                                                    ------------
                                                      15,651,205
                                                    ------------
              MULTILINE RETAIL -- 1.7%
      30,122  Dollar Tree, Inc. (c)                    1,571,766
                                                    ------------
              PHARMACEUTICALS -- 1.6%
      30,475  Mylan, Inc. (c)                          1,488,094
                                                    ------------
              PROFESSIONAL SERVICES -- 1.6%
      25,431  Verisk Analytics, Inc.,
                 Class A (c)                           1,524,843
                                                    ------------
              SOFTWARE -- 1.7%
      76,465  Activision Blizzard, Inc.                1,562,945
                                                    ------------
              SPECIALTY RETAIL -- 8.4%
      23,523  Bed Bath & Beyond, Inc. (c)              1,618,382
      10,671  O'Reilly Automotive, Inc. (c)            1,583,470
      21,775  Ross Stores, Inc.                        1,558,001
     138,773  Staples, Inc.                            1,573,686
      21,365  Tractor Supply Co.                       1,509,010
                                                    ------------
                                                       7,842,549
                                                    ------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.7%
      32,348  Fastenal Co.                             1,595,403
                                                    ------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 5.1%
      17,292  SBA Communications Corp.,
                 Class A (c)                           1,572,881
     178,734  VimpelCom Ltd., ADR                      1,613,968
      42,588  Vodafone Group PLC, ADR                  1,567,664
                                                    ------------
                                                       4,754,513
                                                    ------------
              TOTAL COMMON STOCKS -- 100.0%           93,399,336
              (Cost $77,911,135)                    ------------

              MONEY MARKET FUNDS -- 1.2%
   1,127,938  Goldman Sachs Financial
                  Square Treasury
                 Instruments Fund -
                 Institutional Class -
                 0.001% (d) (e)                        1,127,938


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              MONEY MARKET FUNDS (CONTINUED)
      33,051  Morgan Stanley Institutional
                 Liquidity Fund -
                 Treasury Portfolio -
                 Institutional Class -
                 0.03% (d)                          $     33,051
                                                    ------------
              TOTAL MONEY MARKET FUNDS                 1,160,989
              (Cost $1,160,989)                     ------------

              TOTAL INVESTMENTS -- 101.2%             94,560,325
              (Cost $79,072,124) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (1.2)%                (1,142,539)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 93,417,786
                                                    ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,105,598 and the total value of the collateral held by the Fund is $1,127,938.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,060,147 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,571,946.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1        LEVEL 2      LEVEL 3
----------------------------------------------------------------
Common Stocks*          $ 93,399,336       $ --         $ --
Money Market Funds         1,160,989         --           --
                        ----------------------------------------
Total Investments       $ 94,560,325       $ --         $ --
                        ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 3.9%
     177,672  Hexcel Corp. (a)                      $  7,735,839
                                                    ------------
              AUTO COMPONENTS -- 0.3%
      54,864  Quantum Fuel Systems
                 Technologies Worldwide,
                 Inc. (a)                                531,083
                                                    ------------
              AUTOMOBILES -- 6.9%
      65,319  Tesla Motors, Inc. (a) (b)              13,615,746
                                                    ------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 0.9%
      75,668  EnerNOC, Inc. (a)                        1,685,883
                                                    ------------
              ELECTRIC UTILITIES -- 4.4%
     233,778  ITC Holdings Corp.                       8,731,608
                                                    ------------
              ELECTRICAL EQUIPMENT --
                 11.5%
     278,526  Ballard Power Systems,
                 Inc. (a)                              1,225,515
     784,306  Capstone Turbine
                 Corp. (a) (b)                         1,670,572
     224,281  China Ming Yang Wind Power
                 Group Ltd., ADR (a) (b)                 639,201
     106,322  Enphase Energy,
                 Inc. (a) (b)                            782,530
     598,009  FuelCell Energy,
                 Inc. (a) (b)                          1,483,062
      22,706  Hydrogenics Corp. (a)                      618,739
     332,514  Plug Power, Inc. (a) (b)                 2,360,849
      54,696  PowerSecure International,
                 Inc. (a)                              1,282,074
     113,159  Real Goods Solar, Inc.,
                 Class A (a) (b)                         460,557
     206,461  Revolution Lighting
                 Technologies,
                 Inc. (a) (b)                            650,352
     183,697  SolarCity Corp. (a) (b)                 11,503,106
                                                    ------------
                                                      22,676,557
                                                    ------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 7.0%
     425,394  AVX Corp.                                5,606,693
      99,040  Itron, Inc. (a)                          3,519,882
      74,834  Maxwell Technologies, Inc. (a)             966,855

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------

              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 (CONTINUED)
     117,441  Universal Display
                 Corp. (a) (b)                      $  3,747,542
                                                    ------------
                                                      13,840,972
                                                    ------------
              INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 1.2%
      89,899  Pattern Energy Group, Inc.               2,438,960
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 3.5%
     192,886  Amyris, Inc. (a) (b)                       719,465
      77,155  Green Plains Renewable
                 Energy, Inc.                          2,311,564
      40,781  Pacific Ethanol, Inc. (a)                  634,552
      98,092  Renewable Energy Group,
                 Inc. (a)                              1,175,142
     172,357  Solazyme, Inc. (a) (b)                   2,001,065
                                                    ------------
                                                       6,841,788
                                                    ------------
              REAL ESTATE INVESTMENT
                 TRUSTS -- 0.3%
      40,192  Hannon Armstrong
                 Sustainable
                 Infrastructure Capital,
                 Inc.                                    576,755
                                                    ------------
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 59.0%
     101,119  Advanced Energy
                 Industries, Inc. (a)                  2,477,415
     136,093  Canadian Solar, Inc. (a)                 4,360,420
     260,304  Cree, Inc. (a)                          14,722,794
     315,472  Fairchild Semiconductor
                 International, Inc. (a)               4,350,359
     219,901  First Solar, Inc. (a)                   15,346,891
     340,053  GT Advanced Technologies,
                 Inc. (a) (b)                          5,797,904
     125,751  Hanwha SolarOne Co., Ltd.,
                 ADR (a)                                 359,648
     180,203  International Rectifier
                 Corp. (a)                             4,937,562
      79,090  IXYS Corp.                                 897,671


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

MARCH 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 (CONTINUED)
      86,914  JA Solar Holdings Co.,
                 Ltd. ADR (a)                       $    883,915
      46,088  JinkoSolar Holding Co.,
                 Ltd., ADR (a) (b)                     1,288,160
     341,385  Linear Technology Corp.                 16,622,036
     239,589  Microsemi Corp. (a)                      5,996,913
     856,017  ON Semiconductor
                 Corp. (a)                             8,046,560
      76,513  Power Integrations, Inc.                 5,033,025
     198,400  ReneSola Ltd., ADR (a) (b)                 636,864
      65,009  Rubicon Technology,
                 Inc. (a)                                733,952
     435,470  SunEdison, Inc. (a)                      8,204,255
     241,329  SunPower Corp. (a) (b)                   7,785,273
     162,887  Trina Solar Ltd.,
                 ADR (a) (b)                           2,190,830
     100,769  Veeco Instruments, Inc. (a)              4,225,244
     261,980  Yingli Green Energy
                 Holding Co., Ltd.,
                 ADR (a) (b)                           1,139,613
                                                    ------------
                                                     116,037,304
                                                    ------------
              SOFTWARE -- 1.1%
     120,762  Silver Spring Networks,
                 Inc. (a)                              2,098,844
                                                    ------------
              TOTAL COMMON STOCKS --
                  100.0%                             196,811,339
              (Cost $161,075,466)

              MONEY MARKET FUNDS -- 16.8%
  33,192,933  Goldman Sachs Financial
                 Square Treasury
                 Instruments Fund -
                 Institutional Class -
                 0.001% (c) (d)                       33,192,933
              (Cost $33,192,933)                    ------------

              TOTAL INVESTMENTS -- 116.8%            230,004,272
              (Cost $194,268,399) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (16.8)%              (33,163,177)
                                                    ------------
              NET ASSETS -- 100.0%                  $196,841,095
                                                    ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $32,392,937 and the total value of the collateral held by the Fund is $33,192,933.

(c)   Interest rate shown reflects yield as of March 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,127,763 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,391,890.

ADR   - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 196,811,339     $ --           $ --
Money Market Funds       33,192,933       --             --
                      ------------------------------------------
Total Investments     $ 230,004,272     $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 99.8%
              DIVERSIFIED REITS -- 10.9%
       9,116  American Assets Trust, Inc.           $    307,574
     187,157  American Realty Capital
                 Properties, Inc.                      2,623,941
       5,089  Armada Hoffler Properties,
                 Inc.                                     51,094
      62,789  Chambers Street Properties                 487,871
      49,005  Cousins Properties, Inc.                   562,087
      86,839  Duke Realty Corp.                        1,465,842
      21,205  Empire State Realty Trust,
                 Inc., Class A                           320,408
      15,588  First Potomac Realty Trust                 201,397
       4,152  Gladstone Commercial Corp.                  71,996
      28,395  Investors Real Estate Trust                254,987
      54,175  Lexington Realty Trust                     591,049
      38,926  Liberty Property Trust                   1,438,705
       3,075  One Liberty Properties, Inc.                65,559
       5,346  PS Business Parks, Inc.                    447,032
       7,410  Select Income REIT                         224,301
      93,425  Spirit Realty Capital, Inc.              1,025,806
      46,249  Vornado Realty Trust                     4,558,301
      17,666  Washington Real Estate
                 Investment Trust                        421,864
       5,827  Whitestone REIT                             84,142
       8,508  Winthrop Realty Trust                       98,608
      15,503  WP Carey, Inc.                             931,265
                                                    ------------
                                                      16,233,829
                                                    ------------
              HEALTH CARE REITS -- 13.0%
       4,062  Aviv REIT, Inc.                             99,316
     121,393  HCP, Inc.                                4,708,835
      76,997  Health Care REIT, Inc.                   4,589,021
      25,488  Healthcare Realty Trust, Inc.              615,535
      47,256  Healthcare Trust of America,
                 Inc., Class A                           538,246
       9,242  LTC Properties, Inc.                       347,776
      45,208  Medical Properties Trust,
                 Inc.                                    578,210
       7,723  National Health Investors,
                 Inc.                                    466,933
      32,987  OMEGA Healthcare Investors,
                 Inc.                                  1,105,724
       5,715  Physicians Realty Trust                     79,553
      10,339  Sabra Health Care REIT, Inc.               288,355
      49,967  Senior Housing Properties
                 Trust                                 1,122,759
       3,414  Universal Health Realty
                 Income Trust                            144,207
      78,141  Ventas, Inc.                             4,733,000
                                                    ------------
                                                      19,417,470
                                                    ------------

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              HOTEL & RESORT REITS -- 7.7%
       5,574  Ashford Hospitality Prime,
                 Inc.                               $     84,279
      18,612  Ashford Hospitality Trust                  209,757
       6,982  Chatham Lodging Trust                      141,176
      13,286  Chesapeake Lodging Trust                   341,849
      51,904  DiamondRock Hospitality Co.                609,872
      29,334  FelCor Lodging Trust, Inc.                 265,179
      51,147  Hersha Hospitality Trust                   298,187
      39,728  Hospitality Properties Trust             1,140,988
     200,939  Host Hotels & Resorts, Inc.              4,067,005
      27,611  LaSalle Hotel Properties                   864,501
      16,926  Pebblebrook Hotel Trust                    571,591
      32,577  RLJ Lodging Trust                          871,109
      13,417  Ryman Hospitality Properties,
                 Inc.                                    570,491
      48,039  Strategic Hotels & Resorts,
                 Inc. (b)                                489,518
      22,629  Summit Hotel Properties, Inc.              209,997
      48,558  Sunstone Hotel Investors,
                 Inc.                                    666,701
                                                    ------------
                                                      11,402,200
                                                    ------------
              INDUSTRIAL REITS -- 5.2%
      85,042  DCT Industrial Trust, Inc.                 670,131
       8,208  EastGroup Properties, Inc.                 516,365
      26,573  First Industrial Realty
                 Trust, Inc.                             513,390
      12,379  Monmouth Real Estate
                 Investment Corp., Class A               118,096
     132,664  Prologis, Inc.                           5,416,671
       4,288  Rexford Industrial Realty,
                 Inc.                                     60,804
      11,887  STAG Industrial, Inc.                      286,477
       6,305  Terreno Realty Corp.                       119,228
                                                    ------------
                                                       7,701,162
                                                    ------------
              OFFICE REITS -- 14.0%
      19,024  Alexandria Real Estate
                 Equities, Inc.                        1,380,381
      51,134  BioMed Realty Trust, Inc.                1,047,736
      40,628  Boston Properties, Inc.                  4,653,125
      41,620  Brandywine Realty Trust                    601,825
      33,090  Columbia Property Trust, Inc.              901,703
      29,554  CommonWealth REIT                          777,270
       5,664  CoreSite Realty Corp.                      175,584
      23,216  Corporate Office Properties
                 Trust                                   618,474
       4,964  CyrusOne, Inc.                             103,400
      34,109  Digital Realty Trust, Inc.               1,810,506
      34,456  Douglas Emmett, Inc.                       935,136


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              OFFICE REITS (CONTINUED)
      17,315  DuPont Fabros Technology,
                 Inc.                               $    416,772
      23,144  Franklin Street Properties
                 Corp.                                   291,614
      14,532  Government Properties Income
                 Trust                                   366,206
      12,487  Gramercy Property Trust, Inc.               64,433
      23,878  Highwoods Properties, Inc.                 917,154
      14,569  Hudson Pacific Properties,
                 Inc.                                    336,107
      21,803  Kilroy Realty Corp.                      1,277,220
      23,525  Mack-Cali Realty Corp.                     489,085
      19,195  Parkway Properties, Inc.                   350,309
      40,968  Piedmont Office Realty Trust,
                 Inc., Class A                           702,601
       3,461  QTS Realty Trust, Inc.,
                 Class A                                  86,836
      25,239  SL Green Realty Corp.                    2,539,548
                                                    ------------
                                                      20,843,025
                                                    ------------
              RESIDENTIAL REITS -- 15.9%
      27,824  American Campus Communities,
                 Inc.                                  1,039,226
      12,313  American Homes 4 Rent, Class
                 A                                       205,750
       3,674  American Residential
                 Properties, Inc. (b)                     66,058
      38,794  Apartment Investment &
                 Management Co., Class A               1,172,355
      15,287  Associated Estates Realty
                 Corp.                                   258,962
      32,302  AvalonBay Communities, Inc.              4,241,899
      20,526  BRE Properties, Inc.                     1,288,622
      22,681  Camden Property Trust                    1,527,339
      17,131  Campus Crest Communities,
                 Inc.                                    148,697
      30,489  Education Realty Trust, Inc.               300,926
      21,021  Equity Lifestyle Properties,
                 Inc.                                    854,504
      89,166  Equity Residential                       5,170,736
      10,251  Essex Property Trust, Inc.               1,743,183
      15,150  Home Properties, Inc.                      910,818
      19,906  Mid-America Apartment
                 Communities, Inc.                     1,358,983
      14,425  Post Properties, Inc.                      708,267
       9,789  Silver Bay Realty Trust Corp.              151,925
      10,370  Starwood Waypoint Residential
                 Trust (b)                               298,552
       9,951  Sun Communities, Inc.                      448,691
      66,765  UDR, Inc.                                1,724,540

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              RESIDENTIAL REITS (CONTINUED)
       5,110  UMH Properties, Inc.                  $     49,976
                                                    ------------
                                                      23,670,009
                                                    ------------
              RETAIL REITS -- 25.4%
      14,845  Acadia Realty Trust                        391,611
       3,974  Agree Realty Corp.                         120,849
         557  Alexander's, Inc.                          201,071
       4,795  AmREIT, Inc.                                79,453
      10,979  Brixmor Property Group, Inc.               234,182
      45,153  CBL & Associates Properties,
                 Inc.                                    801,466
      18,079  Cedar Realty Trust, Inc.                   110,463
      77,266  DDR Corp.                                1,273,344
      16,812  Equity One, Inc.                           375,580
      12,847  Excel Trust, Inc.                          162,900
      17,743  Federal Realty Investment
                 Trust                                 2,035,477
     138,441  General Growth Properties,
                 Inc.                                  3,045,702
       7,095  Getty Realty Corp.                         134,025
      38,523  Glimcher Realty Trust                      386,386
      22,250  Inland Real Estate Corp.                   234,737
     108,808  Kimco Realty Corp.                       2,380,719
      34,754  Kite Realty Group Trust                    208,524
      37,322  Macerich (The) Co.                       2,326,280
      32,396  National Retail Properties,
                 Inc.                                  1,111,831
      18,165  Pennsylvania Real Estate
                 Investment Trust                        327,878
      17,702  Ramco-Gershenson Properties
                 Trust                                   288,543
      55,124  Realty Income Corp.                      2,252,367
      24,517  Regency Centers Corp.                    1,251,838
      16,794  Retail Opportunity
                 Investments Corp.                       250,902
      49,570  Retail Properties of America,
                 Inc., Class A                           671,178
       9,192  Rouse Properties, Inc.                     158,470
       3,360  Saul Centers, Inc.                         159,130
      83,446  Simon Property Group, Inc.              13,685,144
      25,341  Tanger Factory Outlet
                 Centers, Inc.                           886,935
      16,762  Taubman Centers, Inc.                    1,186,582
       6,793  Urstadt Biddle Properties,
                 Inc., Class A                           140,343
      29,791  Weingarten Realty Investors                893,730
                                                    ------------
                                                      37,767,640
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SPECIALIZED REITS -- 7.7%
      30,790  Corrections Corp. of America          $    964,343
      34,357  CubeSmart                                  589,566
      14,055  EPR Properties                             750,396
      29,211  Extra Space Storage, Inc.                1,417,026
      19,145  Geo Group (The), Inc.                      617,235
      38,392  Public Storage                           6,468,668
       8,639  Sovran Self Storage, Inc.                  634,534
                                                    ------------
                                                      11,441,768
                                                    ------------
              TOTAL COMMON STOCKS -- 99.8%           148,477,103
              (Cost $143,201,242)

              MONEY MARKET FUNDS -- 0.1%
     114,927  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.03% (c)                       114,927
              (Cost $114,927)                       ------------

              TOTAL INVESTMENTS -- 99.9%             148,592,030
              (Cost $143,316,169) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                     122,429
                                                    ------------
              NET ASSETS -- 100.0%                  $148,714,459
                                                    ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2014.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,084,236 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,808,375.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                LEVEL 1        LEVEL 2      LEVEL 3
----------------------------------------------------------------
Common Stocks*          $ 148,477,103      $ --          $ --
Money Market Funds            114,927        --            --
                        ----------------------------------------
Total Investments       $ 148,592,030      $ --          $ --
                        ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CHEMICALS -- 5.5%
      68,280  Ashland, Inc.                         $  6,792,494
     190,596  Calgon Carbon Corp. (a)                  4,160,711
                                                    ------------
                                                      10,953,205
                                                    ------------
              CONSTRUCTION & ENGINEERING --
                 6.9%
      83,303  AECOM Technology Corp. (a)               2,679,857
     108,710  Aegion Corp. (a)                         2,751,450
     151,949  Layne Christensen Co. (a)                2,763,952
     153,666  Northwest Pipe Co. (a)                   5,556,563
                                                    ------------
                                                      13,751,822
                                                    ------------
              DIVERSIFIED FINANCIAL
                 SERVICES -- 1.3%
     100,146  PICO Holdings, Inc. (a)                  2,602,795
                                                    ------------

              ELECTRICAL EQUIPMENT -- 1.9%
      86,659  Franklin Electric Co., Inc.              3,684,741
                                                    ------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 5.0%
     140,255  Badger Meter, Inc.                       7,728,051
      58,993  Itron, Inc. (a)                          2,096,611
                                                    ------------
                                                       9,824,662
                                                    ------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.2%
      35,801  IDEXX Laboratories,
                 Inc. (a)                              4,346,241
                                                    ------------
              INDUSTRIAL CONGLOMERATES --
                 6.1%
      86,574  Danaher Corp.                            6,493,050
      42,279  Roper Industries, Inc.                   5,644,669
                                                    ------------
                                                      12,137,719
                                                    ------------

              LIFE SCIENCES TOOLS &
                 SERVICES -- 2.8%
      99,565  Agilent Technologies, Inc.               5,567,675
                                                    ------------
              MACHINERY -- 41.6%
      84,571  Crane Co.                                6,017,227
   1,294,418  Energy Recovery, Inc. (a)                6,886,304
      50,599  Flowserve Corp.                          3,963,926
      91,403  IDEX Corp.                               6,662,365
      95,001  Lindsay Corp.                            8,377,188
     205,958  Mueller Industries, Inc.                 6,176,680
     439,011  Mueller Water Products,
                 Inc., Class A                         4,170,604

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              MACHINERY (CONTINUED)
      44,842  Pall Corp.                            $  4,012,014
     104,595  Pentair Ltd.                             8,298,567
     294,795  Rexnord Corp. (a)                        8,543,159
      25,962  Valmont Industries, Inc.                 3,864,184
     125,432  Watts Water Technologies,
                 Inc., Class A                         7,361,604
     216,584  Xylem, Inc.                              7,887,989
                                                    ------------
                                                      82,221,811
                                                    ------------
              METALS & MINING -- 1.8%
      76,025  AMCOL International Corp.                3,480,425
                                                    ------------
              MULTI-UTILITIES -- 2.4%
     237,596  Veolia Environnment, ADR                 4,723,408
                                                    ------------
              WATER UTILITIES -- 22.5%
     134,708  American States Water Co.                4,349,721
     179,478  American Water Works Co.,
                 Inc.                                  8,148,301
     317,688  Aqua America, Inc.                       7,964,438
     335,442  California Water Service
                 Group                                 8,030,482
     713,714  Cia de Saneamento Basico do
                 Estado de Sao Paulo, ADR              6,608,992
     413,556  Consolidated Water Co.,
                 Ltd.                                  5,450,668
     133,043  SJW Corp.                                3,932,751
                                                    ------------
                                                      44,485,353
                                                    ------------
              TOTAL COMMON STOCKS --
                 100.0%                              197,779,857
              (Cost $163,167,857)

              MONEY MARKET FUNDS -- 0.0%
      52,929  Morgan Stanley
                 Institutional Liquidity
                 Fund - Treasury
                 Portfolio -
                 Institutional Class -
                 0.03% (b)                                52,929
              (Cost $52,929)                        ------------

              TOTAL INVESTMENTS -- 100.0%            197,832,786
              (Cost $163,220,786) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                   (23,688)
                                                    ------------
              NET ASSETS -- 100.0%                  $197,809,098
                                                    ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

MARCH 31, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of March 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,414,732 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,802,732.

ADR   - American Depositary Receipt


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 197,779,857     $ --          $ --
Money Market Funds           52,929       --            --
                      ------------------------------------------
Total Investments     $ 197,832,786     $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              GAS UTILITIES -- 3.4%
     639,443  Questar Corp.                         $ 15,205,955
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 96.6%
     183,594  Anadarko Petroleum Corp.                15,561,427
     189,591  Apache Corp.                            15,726,573
     620,372  Bill Barrett Corp. (a) (b)              15,881,523
     432,077  Cabot Oil & Gas Corp.                   14,638,769
     594,043  Chesapeake Energy Corp.                 15,219,382
     136,504  Cimarex Energy Co.                      16,258,991
     790,695  Comstock Resources, Inc.                18,067,381
     239,268  Devon Energy Corp.                      16,014,207
     746,550  EnCana Corp.                            15,961,239
     148,334  EQT Corp.                               14,383,948
   2,947,991  EXCO Resources, Inc. (a)                16,508,750
   8,656,524  Forest Oil Corp. (b)                    16,533,961
   1,048,725  Goodrich Petroleum
                 Corp. (a) (b)                        16,590,829
   2,021,025  Magnum Hunter Resources
                 Corp. (a) (b)                        17,178,712
     543,979  Newfield Exploration
                 Co. (b)                              17,059,181
     223,719  Noble Energy, Inc.                      15,892,998
   1,117,597  Penn Virginia Corp. (b)                 19,546,772
     527,502  QEP Resources, Inc.                     15,529,659
   5,406,420  Quicksilver Resources,
                 Inc. (a) (b)                         14,218,885
     172,950  Range Resources Corp.                   14,349,662
     215,140  SM Energy Co.                           15,337,331
     348,519  Southwestern Energy
                 Co. (b)                              16,035,359
     551,796  Statoil ASA, ADR                        15,571,683
     443,465  Stone Energy Corp. (b)                  18,612,226
   1,556,736  Swift Energy Co. (a) (b)                16,750,479
   1,514,234  Talisman Energy, Inc.                   15,112,055
     624,512  Ultra Petroleum
                 Corp. (a) (b)                        16,793,128
                                                    ------------
                                                     435,335,110
                                                    ------------
              TOTAL COMMON STOCKS -- 100.0%          450,541,065
              (Cost $426,931,952)                   ------------

              WARRANTS -- 0.0%
              OIL, GAS & CONSUMABLE FUELS
                 -- 0.0%
     482,006  Magnum Hunter Resources
                 Corp., expiring
                 05/15/16 @ $0 (a) (b) (c)                     0
              (Cost $4,777)                         ------------


SHARES        DESCRIPTION                         VALUE
--------------------------------------------------------------------------------

              MONEY MARKET FUNDS -- 16.1%
  72,202,965  Goldman Sachs Financial
                 Square Treasury
                 Instruments Fund -
                 Institutional Class -
                 0.001% (d) (e)                     $ 72,202,965
     128,229  Morgan Stanley
                 Institutional
                 Liquidity Fund -
                 Treasury Portfolio -
                 Institutional Class -
                 0.03% (d)                               128,229
                                                    ------------
              TOTAL MONEY MARKET FUNDS -- 16.1%       72,331,194
              (Cost $72,331,194)                    ------------

              TOTAL INVESTMENTS
                 -- 116.1%                           522,872,259
              (Cost $499,267,923) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (16.1)%              (72,327,513)
                                                    ------------
              NET ASSETS -- 100.0%                  $450,544,746
                                                    ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $70,152,275 and the total value of the collateral held by the Fund is $72,202,965.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $0, or 0.00% of net assets.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,042,013 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,437,677.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 450,541,065      $ --           $ --
Money Market Funds       72,331,194        --             --
Warrants*                        --        --**           --
                      ------------------------------------------
Total Investments     $ 522,872,259      $ --**         $ --
                      ==========================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AUTOMOBILES -- 4.4%
      82,446  Tata Motors Ltd., ADR                 $  2,919,413
                                                    ------------
              BANKS -- 12.4%
      72,896  HDFC Bank Ltd., ADR                      2,990,923
     121,409  ICICI Bank Ltd., ADR                     5,317,714
                                                    ------------
                                                       8,308,637
                                                    ------------
              CAPITAL MARKETS -- 0.5%
      24,703  Noah Holdings Ltd.,
                 ADR (a) (b)                             356,217
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 1.6%
      16,592  New Oriental Education &
                 Technology Group, Inc.,
                 ADR                                     486,975
      24,560  TAL Education Group, ADR (b)               553,091
                                                    ------------
                                                       1,040,066
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.3%
       9,804  China Telecom Corp., Ltd.,
                 ADR                                     451,670
      32,772  China Unicom (Hong Kong)
                 Ltd., ADR                               431,280
                                                    ------------
                                                         882,950
                                                    ------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.6%
      13,197  Mindray Medical
                 International Ltd., ADR (a)             427,055
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 4.4%
      11,722  Home Inns & Hotels
                 Management, Inc.,
                 ADR (a) (b)                             378,503
      65,709  Melco Crown Entertainment
                 Ltd., ADR (b)                         2,539,653
                                                    ------------
                                                       2,918,156
                                                    ------------
              INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.8%
      13,345  Huaneng Power International,
                 Inc., ADR (a)                           511,247
                                                    ------------
              INSURANCE -- 0.7%
      10,226  China Life Insurance Co.,
                 Ltd., ADR                               432,969
                                                    ------------

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              INTERNET & CATALOG RETAIL --
                 6.5%
      52,509  Ctrip.com International
                 Ltd., ADR (b)                      $  2,647,504
      55,075  E-Commerce China Dangdang,
                 Inc., Class A, ADR (a) (b)              790,877
       6,079  Vipshop Holdings Ltd., ADR (a) (b)         907,594
                                                    ------------
                                                       4,345,975
                                                    ------------
              INTERNET SOFTWARE & SERVICES
                 -- 24.0%
      24,678  21Vianet Group, Inc.,
                 ADR (b)                                 708,259
      25,403  Baidu, Inc., ADR (b)                     3,870,909
      17,295  Bitauto Holdings Ltd.,
                 ADR (b)                                 619,853
      17,649  NetEase, Inc., ADR                       1,187,778
      53,731  Qihoo 360 Technology Co.,
                 Ltd., ADR (b)                         5,350,533
     168,254  Renren, Inc., ADR (a) (b)                  550,191
      15,855  SINA Corp. (b)                             957,800
       7,276  Sohu.com, Inc. (a) (b)                     473,595
       6,681  SouFun Holdings Ltd., ADR                  457,114
      40,249  Youku Tudou, Inc., ADR (b)               1,128,582
       9,812  YY, Inc., ADR (a) (b)                      749,244
                                                    ------------
                                                      16,053,858
                                                    ------------
              IT SERVICES -- 15.6%
      80,009  Infosys Ltd., ADR                        4,334,888
     371,801  Wipro Ltd., ADR (a)                      4,982,133
      62,362  WNS Holdings Ltd., ADR (b)               1,122,516
                                                    ------------
                                                      10,439,537
                                                    ------------
              LIFE SCIENCES TOOLS &
                 SERVICES -- 0.8%
      14,473  WuXi PharmaTech Cayman,
                 Inc., ADR (b)                           533,475
                                                    ------------
              MARINE -- 0.7%
      22,276  Seaspan Corp.                              491,631
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS --
                 2.6%
       5,850  China Petroleum & Chemical
                 Corp., ADR                              523,575
       2,516  CNOOC Ltd., ADR                            381,954
       4,371  PetroChina Co., Ltd.,
                 ADR (a)                                 474,253


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      50,633  Yanzhou Coal Mining Co.,
                 Ltd., ADR (a)                      $    380,254
                                                    ------------
                                                       1,760,036
                                                    ------------
              PHARMACEUTICALS -- 4.3%
      64,565  Dr. Reddy's Laboratories
                 Ltd., ADR                             2,834,404
                                                    ------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.6%
      35,224  E-House China Holdings Ltd.,
                 ADR (a)                                 425,858
                                                    ------------
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT --
                 4.1%
      56,932  JA Solar Holdings Co., Ltd.,
                 ADR (b)                                 578,998
      18,846  JinkoSolar Holding Co.,
                 Ltd., ADR (a) (b)                       526,746
     176,758  ReneSola Ltd., ADR (a) (b)                 567,393
      40,734  Trina Solar Ltd., ADR (a) (b)              547,872
     116,299  Yingli Green Energy Holding
                 Co., Ltd., ADR (a) (b)                  505,901
                                                    ------------
                                                       2,726,910
                                                    ------------
              SOFTWARE -- 3.4%
      16,403  Changyou.com Ltd.,
                 ADR (a) (b)                             484,217
      44,229  Giant Interactive Group,
                 Inc., ADR                               511,729
      40,464  NQ Mobile, Inc., ADR (a) (b)               712,571
      27,262  Perfect World Co., Ltd.,
                 ADR (a)                                 563,506
                                                    ------------
                                                       2,272,023
                                                    ------------
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 7.4%
      52,876  Michael Kors Holdings
                 Ltd. (b)                              4,931,745
                                                    ------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 3.3%
      47,629  China Mobile Ltd., ADR                   2,171,406
                                                    ------------
              TOTAL COMMON STOCKS --
                 100.0%                               66,783,568
              (Cost $51,264,543)


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              MONEY MARKET FUNDS -- 12.3%
   8,226,681  Goldman Sachs Financial
                 Square Treasury
                 Instruments Fund -
                 Institutional Class -
                 0.001% (c) (d)                     $  8,226,681
              (Cost $8,226,681)                     ------------

              TOTAL INVESTMENTS -- 112.3%             75,010,249
              (Cost $59,491,224) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (12.3)%               (8,231,261)
                                                    ------------
              NET ASSETS -- 100.0%                  $ 66,778,988
                                                    ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $8,005,495 and the total value of the collateral held by the Fund is $8,226,681.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,275,623 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,756,598.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 66,783,568       $ --           $ --
Money Market Funds       8,226,681         --             --
                      ------------------------------------------
Total Investments     $ 75,010,249       $ --           $ --
                      ==========================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------
China                                    47.5%
India                                    36.7
Hong Kong                                15.8
United States                            12.3
Net Other Assets and Liabilities        (12.3)
                                       -------
                                        100.0%
                                       =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              BANKS -- 87.9%
      11,523  1st Source Corp.                      $    369,773
      11,916  Ameris Bancorp (a)                         277,643
       5,911  Arrow Financial Corp.                      156,287
      76,469  Associated Banc-Corp.                    1,381,030
       7,279  BancFirst Corp.                            412,210
      17,857  Bancorp (The), Inc. (a)                    335,890
       3,615  Bank of Kentucky Financial
                 Corp.                                   135,707
       2,791  Bank of Marin Bancorp                      125,651
      17,514  Bank of the Ozarks, Inc.                 1,192,003
       9,278  Banner Corp.                               382,346
      37,714  BBCN Bancorp, Inc.                         646,418
      37,967  Boston Private Financial
                 Holdings, Inc.                          513,694
       5,307  Bridge Bancorp, Inc.                       141,750
       6,480  Bryn Mawr Bank Corp.                       186,170
       3,599  Camden National Corp.                      148,279
      15,683  Capital Bank Financial Corp.,
                 Class A (a)                             393,800
      15,169  Cardinal Financial Corp.                   270,463
      37,786  Cathay General Bancorp                     951,829
      16,762  Centerstate Banks, Inc.                    183,041
      14,151  Chemical Financial Corp.                   459,200
       7,478  City Holding Co.                           335,463
      19,175  CoBiz Financial, Inc.                      220,896
      24,335  Columbia Banking System, Inc.              694,034
      45,556  Commerce Bancshares, Inc.                2,114,710
       7,512  Community Trust Bancorp, Inc.              311,598
      11,488  Customers Bancorp, Inc. (a)                239,755
      50,025  CVB Financial Corp.                        795,397
      12,288  Eagle Bancorp, Inc. (b)                    443,597
      65,336  East West Bancorp, Inc.                  2,384,764
       9,172  Enterprise Financial Services
                 Corp.                                   184,082
      10,125  Fidelity Southern Corp.                    141,446
       6,564  Financial Institutions, Inc.               151,103
      41,208  First Busey Corp.                          239,006
       4,077  First Citizens BancShares,
                 Inc., Class A                           981,538
       8,791  First Community Bancshares,
                 Inc.                                    143,821
       7,811  First Connecticut Bancorp,
                 Inc.                                    122,320
      27,305  First Financial Bancorp                    490,944
      15,200  First Financial Bankshares,
                 Inc.                                    939,208
       6,333  First Financial Corp.                      213,295
      11,443  First Financial Holdings, Inc.             716,561
       9,593  First Interstate BancSystem,
                 Inc.                                    270,714

SHARES        DESCRIPTION                               VALUE
----------------------------------------------------------------
              BANKS (CONTINUED)
      17,052  First Merchants Corp.                 $    369,005
      35,639  First Midwest Bancorp, Inc.                608,714
       8,791  First NBC Bank Holding
                 Co. (a)                                 306,454
       4,337  First of Long Island (The)
                 Corp.                                   176,126
      78,355  FirstMerit Corp.                         1,632,135
      14,303  Flushing Financial Corp.                   301,364
      91,481  Fulton Financial Corp.                   1,150,831
       6,252  German American Bancorp, Inc.              180,620
      35,331  Glacier Bancorp, Inc.                    1,027,072
       6,490  Great Southern Bancorp, Inc.               194,895
      39,063  Hancock Holding Co.                      1,431,659
      15,076  Hanmi Financial Corp.                      351,271
       8,733  Heartland Financial USA, Inc.              235,704
       7,694  Heritage Financial Corp.                   130,182
      30,921  Home BancShares, Inc.                    1,064,301
       9,393  HomeTrust Bancshares, Inc. (a)             148,222
       4,095  Horizon Bancorp                             91,237
      14,205  IBERIABANK Corp.                           996,481
      11,308  Independent Bank Corp./MA                  445,196
      10,834  Independent Bank Corp./MI (a)              140,625
       5,852  Independent Bank Group, Inc.               343,805
      31,908  International Bancshares Corp.             800,253
      65,726  Investors Bancorp, Inc.                  1,816,667
      17,123  Lakeland Bancorp, Inc.                     192,634
       7,773  Lakeland Financial Corp.                   312,630
       9,691  MainSource Financial Group,
                 Inc.                                    165,716
      26,091  MB Financial, Inc.                         807,777
       3,000  Merchants Bancshares, Inc.                  97,830
       6,721  Metro Bancorp, Inc. (a)                    142,082
      69,214  National Penn Bancshares, Inc.             723,286
      20,563  NBT Bancorp, Inc.                          502,971
      47,440  Old National Bancorp                       707,330
       5,437  OmniAmerican Bancorp, Inc.                 123,909
       7,909  Pacific Premier Bancorp,
                 Inc. (a)                                127,651
      21,754  PacWest Bancorp                            935,640
       2,372  Penns Woods Bancorp, Inc.                  115,706
       5,173  Peoples Bancorp, Inc.                      127,928
      16,773  Pinnacle Financial Partners,
                 Inc.                                    628,820
      36,145  PrivateBancorp, Inc.                     1,102,784
      14,903  Renasant Corp.                             432,932
       8,802  Republic Bancorp, Inc.,
                 Class A                                 198,925


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      14,118  S&T Bancorp, Inc.                        $ 334,597
       6,933  S.Y. Bancorp, Inc.                         219,360
      11,866  Sandy Spring Bancorp, Inc.                 296,413
      11,224  Seacoast Banking Corp. of
                 Florida (a)                             123,464
      22,450  Signature Bank (a)                       2,819,495
       7,705  Simmons First National Corp.,
                 Class A                                 287,165
       8,496  Southside Bancshares, Inc.                 266,604
       9,367  Southwest Bancorp, Inc.                    165,421
      15,237  State Bank Financial Corp.                 269,543
       5,492  Suffolk Bancorp (a)                        122,472
      88,949  Susquehanna Bancshares, Inc.             1,013,129
      21,770  SVB Financial Group (a)                  2,803,541
      20,295  Texas Capital Bancshares,
                 Inc. (a)                              1,317,957
      16,506  TowneBank                                  256,008
       7,633  TriCo Bancshares                           197,924
      13,623  Tristate Capital Holdings,
                 Inc. (a)                                193,583
      32,004  Trustmark Corp.                            811,301
      21,475  UMB Financial Corp.                      1,389,433
      53,269  Umpqua Holdings Corp.                      992,934
      22,370  Union First Market Bankshares
                 Corp.                                   568,645
      32,636  United Bankshares, Inc.                    999,314
      28,215  United Community Banks,
                 Inc. (a)                                547,653
       7,731  Univest Corp. of Pennsylvania              158,640
      18,962  ViewPoint Financial Group,
                 Inc.                                    547,054
       7,886  Washington Trust Bancorp, Inc.             295,488
      13,850  WesBanco, Inc.                             440,846
      12,535  Westamerica Bancorporation                 677,893
      37,056  Wilshire Bancorp, Inc.                     411,322
      21,935  Wintrust Financial Corp.                 1,067,357
       6,830  Yadkin Financial Corp. (a)                 146,230
      87,674  Zions Bancorporation                     2,716,141
                                                    ------------
                                                      64,643,733
                                                    ------------
              IT SERVICES -- 0.4%
       5,468  Cass Information Systems, Inc.             281,930
                                                    ------------
              THRIFTS & MORTGAGE FINANCE --
                 11.7%
       8,996  Banc of California, Inc.                   110,381
      22,045  Bank Mutual Corp.                          139,765
      37,037  Beneficial Mutual Bancorp,
                 Inc. (a)                                488,518
       6,704  BofI Holding, Inc. (a)                     574,868


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE
                 (CONTINUED)
      33,505  Brookline Bancorp, Inc.               $    315,617
      68,917  Capitol Federal Financial,
                 Inc.                                    864,908
      10,833  Charter Financial Corp.                    117,105
      17,430  Dime Community Bancshares,
                 Inc.                                    295,961
       4,585  First Defiance Financial Corp.             124,345
       7,028  HomeStreet, Inc.                           137,397
       2,897  Meta Financial Group, Inc.                 129,931
      27,497  Northfield Bancorp, Inc.                   353,612
      44,811  Northwest Bancshares, Inc.                 654,241
       8,252  OceanFirst Financial Corp.                 145,978
      21,696  Oritani Financial Corp.                    343,014
      12,332  Rockville Financial, Inc.                  167,592
       4,770  Territorial Bancorp, Inc.                  103,032
     145,812  TFS Financial Corp. (a)                  1,812,443
      44,844  TrustCo Bank Corp.                         315,702
      48,667  Washington Federal, Inc.                 1,133,941
       4,226  WSFS Financial Corp.                       301,863
                                                    ------------
                                                       8,630,214
                                                    ------------

              TOTAL INVESTMENTS -- 100.0%             73,555,877
              (Cost $65,185,423) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      32,982
                                                    ------------
              NET ASSETS -- 100.0%                  $ 73,588,859
                                                    ============

(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,566,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $196,183.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 73,555,877      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  -- 99.6%
              AEROSPACE & DEFENSE -- 2.8%
         234  Boeing (The) Co.                      $     29,365
         111  General Dynamics Corp.                      12,090
         268  Honeywell International, Inc.               24,860
          29  L-3 Communications Holdings,
                 Inc.                                      3,426
          92  Lockheed Martin Corp.                       15,018
          74  Northrop Grumman Corp.                       9,130
          50  Precision Castparts Corp.                   12,638
         108  Raytheon Co.                                10,669
          46  Rockwell Collins, Inc.                       3,665
          97  Textron, Inc.                                3,811
         288  United Technologies Corp.                   33,650
                                                    ------------
                                                         158,322
                                                    ------------
              AIR FREIGHT & LOGISTICS -- 0.7%
          51  C.H. Robinson Worldwide, Inc.                2,672
          69  Expeditors International of
                 Washington, Inc.                          2,735
         100  FedEx Corp.                                 13,256
         243  United Parcel Service, Inc.,
                 Class B                                  23,663
                                                    ------------
                                                          42,326
                                                    ------------
              AIRLINES -- 0.3%
         291  Delta Air Lines, Inc.                       10,083
         240  Southwest Airlines Co.                       5,667
                                                    ------------
                                                          15,750
                                                    ------------
              AUTO COMPONENTS -- 0.4%
          78  BorgWarner, Inc.                             4,795
          95  Delphi Automotive PLC                        6,447
          85  Goodyear Tire & Rubber (The)
                 Co.                                       2,221
         227  Johnson Controls, Inc.                      10,741
                                                    ------------
                                                          24,204
                                                    ------------
              AUTOMOBILES -- 0.7%
       1,349  Ford Motor Co.                              21,044
         446  General Motors Co.                          15,351
          75  Harley-Davidson, Inc.                        4,996
                                                    ------------
                                                          41,391
                                                    ------------
              BANKS -- 6.3%
       3,615  Bank of America Corp.                       62,178
         243  BB&T Corp.                                   9,761
       1,039  Citigroup, Inc.                             49,456
          62  Comerica, Inc.                               3,212
         291  Fifth Third Bancorp                          6,678
         284  Huntington Bancshares, Inc.                  2,832


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              BANKS (CONTINUED)
       1,295  JPMorgan Chase & Co.                  $     78,619
         304  KeyCorp                                      4,329
          45  M&T Bank Corp.                               5,459
         183  PNC Financial Services Group,
                 Inc.                                     15,921
         486  Regions Financial Corp.                      5,399
         183  SunTrust Banks, Inc.                         7,282
         623  U.S. Bancorp                                26,702
       1,638  Wells Fargo & Co.                           81,474
          63  Zions Bancorporation                         1,952
                                                    ------------
                                                         361,254
                                                    ------------
              BEVERAGES -- 2.1%
          57  Beam, Inc.                                   4,748
          55  Brown-Forman Corp., Class B                  4,933
       1,296  Coca-Cola (The) Co.                         50,103
          81  Coca-Cola Enterprises, Inc.                  3,869
          57  Constellation Brands, Inc.,
                 Class A (a)                               4,843
          67  Dr. Pepper Snapple Group, Inc.               3,649
          54  Molson Coors Brewing Co.,
                 Class B                                   3,178
          46  Monster Beverage Corp. (a)                   3,195
         521  PepsiCo, Inc.                               43,504
                                                    ------------
                                                         122,022
                                                    ------------
              BIOTECHNOLOGY -- 2.4%
          68  Alexion Pharmaceuticals,
                  Inc. (a)                                10,345
         258  Amgen, Inc.                                 31,822
          81  Biogen Idec, Inc. (a)                       24,776
         139  Celgene Corp. (a)                           19,404
         526  Gilead Sciences, Inc. (a)                   37,272
          27  Regeneron Pharmaceuticals, Inc. (a)          8,108
          81  Vertex Pharmaceuticals, Inc. (a)             5,728
                                                    ------------
                                                         137,455
                                                    ------------
              BUILDING PRODUCTS -- 0.1%
          31  Allegion PLC                                 1,617
         122  Masco Corp.                                  2,710
                                                    ------------
                                                           4,327
                                                    ------------
              CAPITAL MARKETS -- 2.2%
          65  Ameriprise Financial, Inc.                   7,155
         388  Bank of New York Mellon (The)
                 Corp.                                    13,692
          43  BlackRock, Inc.                             13,523
         400  Charles Schwab (The) Corp.                  10,932


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              CAPITAL MARKETS (CONTINUED)
          99  E*TRADE Financial Corp. (a)           $      2,279
         138  Franklin Resources, Inc.                     7,477
         144  Goldman Sachs Group (The),
                 Inc.                                     23,594
         148  Invesco Ltd.                                 5,476
          36  Legg Mason, Inc.                             1,765
         480  Morgan Stanley                              14,962
          76  Northern Trust Corp.                         4,983
         148  State Street Corp.                          10,293
          90  T. Rowe Price Group, Inc.                    7,411
                                                    ------------
                                                         123,542
                                                    ------------
              CHEMICALS -- 2.6%
          72  Air Products and Chemicals,
                 Inc.                                      8,571
          23  Airgas, Inc.                                 2,450
          19  CF Industries Holdings, Inc.                 4,952
         416  Dow Chemical (The) Co.                      20,213
         317  E.I. du Pont de Nemours & Co.               21,271
          52  Eastman Chemical Co.                         4,483
          93  Ecolab, Inc.                                10,043
          45  FMC Corp.                                    3,445
          28  International Flavors &
                 Fragrances, Inc.                          2,679
         148  LyondellBasell Industries
                 N.V., Class A                            13,163
         180  Monsanto Co.                                20,479
         116  Mosaic (The) Co.                             5,800
          47  PPG Industries, Inc.                         9,093
         101  Praxair, Inc.                               13,228
          29  Sherwin-Williams (The) Co.                   5,717
          41  Sigma-Aldrich Corp.                          3,828
                                                    ------------
                                                         149,415
                                                    ------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 0.5%
          63  ADT (The) Corp.                              1,887
          34  Cintas Corp.                                 2,027
          58  Iron Mountain, Inc.                          1,599
          69  Pitney Bowes, Inc.                           1,793
          93  Republic Services, Inc.                      3,177
          29  Stericycle, Inc. (a)                         3,295
         157  Tyco International Ltd.                      6,657
         148  Waste Management, Inc.                       6,226
                                                    ------------
                                                          26,661
                                                    ------------
              COMMUNICATIONS EQUIPMENT --
                 1.7%
       1,762  Cisco Systems, Inc.                         39,487
          26  F5 Networks, Inc. (a)                        2,772


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT
                 (CONTINUED)
          37  Harris Corp.                          $      2,707
         171  Juniper Networks, Inc. (a)                   4,405
          77  Motorola Solutions, Inc.                     4,950
         578  QUALCOMM, Inc.                              45,581
                                                    ------------
                                                          99,902
                                                    ------------
              CONSTRUCTION & ENGINEERING --
                 0.2%
          55  Fluor Corp.                                  4,275
          45  Jacobs Engineering Group,
                 Inc. (a)                                  2,857
          74  Quanta Services, Inc. (a)                    2,731
                                                    ------------
                                                           9,863
                                                    ------------
              CONSTRUCTION MATERIALS -- 0.1%
          45  Vulcan Materials Co.                         2,990
                                                    ------------
              CONSUMER FINANCE -- 1.0%
         313  American Express Co.                        28,179
         196  Capital One Financial Corp.                 15,123
         161  Discover Financial Services                  9,369
         147  SLM Corp.                                    3,599
                                                    ------------
                                                          56,270
                                                    ------------
              CONTAINERS & PACKAGING -- 0.2%
          33  Avery Dennison Corp.                         1,672
          48  Ball Corp.                                   2,631
          35  Bemis Co., Inc.                              1,374
          60  MeadWestvaco Corp.                           2,258
          56  Owens-Illinois, Inc. (a)                     1,895
          67  Sealed Air Corp.                             2,202
                                                    ------------
                                                          12,032
                                                    ------------
              DISTRIBUTORS -- 0.1%
          53  Genuine Parts Co.                            4,603
                                                    ------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 0.1%
           1  Graham Holdings Co., Class B                   704
          94  H&R Block, Inc.                              2,838
                                                    ------------
                                                           3,542
                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 1.9%
         616  Berkshire Hathaway, Inc.,
                 Class B (a)                              76,982
         108  CME Group, Inc.                              7,993
          39  IntercontinentalExchange
                 Group, Inc.                               7,715
         107  Leucadia National Corp.                      2,996


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              DIVERSIFIED FINANCIAL SERVICES
                 (CONTINUED)
          93  McGraw Hill Financial, Inc.           $      7,096
          64  Moody's Corp.                                5,076
          40  NASDAQ OMX Group (The), Inc.                 1,478
                                                    ------------
                                                         109,336
                                                    ------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.4%
       1,781  AT&T, Inc.                                  62,460
         198  CenturyLink, Inc.                            6,502
         342  Frontier Communications Corp.                1,949
       1,416  Verizon Communications, Inc.                67,359
         204  Windstream Holdings, Inc.                    1,681
                                                    ------------
                                                         139,951
                                                    ------------
              ELECTRIC UTILITIES -- 1.7%
         167  American Electric Power Co.,
                 Inc.                                      8,460
         242  Duke Energy Corp.                           17,235
         111  Edison International                         6,284
          61  Entergy Corp.                                4,078
         293  Exelon Corp.                                 9,833
         143  FirstEnergy Corp.                            4,866
         149  NextEra Energy, Inc.                        14,248
         108  Northeast Utilities                          4,914
          86  Pepco Holdings, Inc.                         1,761
          38  Pinnacle West Capital Corp.                  2,077
         216  PPL Corp.                                    7,158
         304  Southern (The) Co.                          13,358
         170  Xcel Energy, Inc.                            5,161
                                                    ------------
                                                          99,433
                                                    ------------
              ELECTRICAL EQUIPMENT -- 0.7%
          84  AMETEK, Inc.                                 4,325
         163  Eaton Corp. PLC                             12,245
         240  Emerson Electric Co.                        16,032
          47  Rockwell Automation, Inc.                    5,854
                                                    ------------
                                                          38,456
                                                    ------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS -- 0.5%
          54  Amphenol Corp., Class A                      4,949
         476  Corning, Inc.                                9,910
          48  FLIR Systems, Inc.                           1,728
          64  Jabil Circuit, Inc.                          1,152
         140  TE Connectivity Ltd.                         8,430
                                                    ------------
                                                          26,169
                                                    ------------

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              ENERGY EQUIPMENT & SERVICES --
                 1.9%
         150  Baker Hughes, Inc.                    $      9,753
          74  Cameron International Corp. (a)              4,571
          24  Diamond Offshore Drilling,
                 Inc.                                      1,170
          80  Ensco PLC, Class A                           4,222
          81  FMC Technologies, Inc. (a)                   4,235
         291  Halliburton Co.                             17,137
          37  Helmerich & Payne, Inc.                      3,980
          89  Nabors Industries Ltd.                       2,194
         147  National Oilwell Varco, Inc.                11,447
          87  Noble Corp. PLC                              2,848
          42  Rowan Cos. PLC, Class A (a)                  1,415
         447  Schlumberger Ltd.                           43,583
         116  Transocean Ltd.                              4,795
                                                    ------------
                                                         111,350
                                                    ------------
              FOOD & STAPLES RETAILING --
                 2.3%
         150  Costco Wholesale Corp.                      16,752
         404  CVS Caremark Corp.                          30,244
         177  Kroger (The) Co.                             7,726
          79  Safeway, Inc.                                2,918
         200  Sysco Corp.                                  7,226
         299  Walgreen Co.                                19,743
         553  Wal-Mart Stores, Inc.                       42,266
         127  Whole Foods Market, Inc.                     6,440
                                                    ------------
                                                         133,315
                                                    ------------
              FOOD PRODUCTS -- 1.6%
         225  Archer-Daniels-Midland Co.                   9,763
          61  Campbell Soup Co.                            2,738
         144  ConAgra Foods, Inc.                          4,468
         214  General Mills, Inc.                         11,090
          51  Hershey (The) Co.                            5,324
          46  Hormel Foods Corp.                           2,266
          35  J.M. Smucker (The) Co.                       3,403
          88  Kellogg Co.                                  5,519
          44  Keurig Green Mountain, Inc.                  4,646
         204  Kraft Foods Group, Inc.                     11,444
          45  McCormick & Co., Inc.                        3,228
          69  Mead Johnson Nutrition Co.                   5,737
         582  Mondelez International, Inc.,
                 Class A                                  20,108
          92  Tyson Foods, Inc., Class A                   4,049
                                                    ------------
                                                          93,783
                                                    ------------
              GAS UTILITIES -- 0.0%
          41  AGL Resources, Inc.                          2,007
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.1%
         528  Abbott Laboratories                   $     20,333
         186  Baxter International, Inc.                  13,686
          66  Becton, Dickinson & Co.                      7,727
         453  Boston Scientific Corp. (a)                  6,124
          27  C. R. Bard, Inc.                             3,995
          71  CareFusion Corp. (a)                         2,856
         154  Covidien PLC                                11,344
          49  DENTSPLY International, Inc.                 2,256
          37  Edwards Lifesciences Corp. (a)               2,744
          13  Intuitive Surgical, Inc. (a)                 5,694
         342  Medtronic, Inc.                             21,047
          97  St. Jude Medical, Inc.                       6,343
         101  Stryker Corp.                                8,228
          35  Varian Medical Systems,
                  Inc. (a)                                 2,940
          58  Zimmer Holdings, Inc.                        5,486
                                                    ------------
                                                         120,803
                                                    ------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 2.1%
         124  Aetna, Inc.                                  9,296
          78  AmerisourceBergen Corp.                      5,116
         117  Cardinal Health, Inc.                        8,188
          94  Cigna Corp.                                  7,871
          61  DaVita HealthCare Partners,
                 Inc. (a)                                  4,200
         265  Express Scripts Holding Co. (a)             19,899
          53  Humana, Inc.                                 5,974
          29  Laboratory Corp. of America
                 Holdings (a)                              2,848
          79  McKesson Corp.                              13,949
          28  Patterson Cos., Inc.                         1,169
          49  Quest Diagnostics, Inc.                      2,838
          33  Tenet Healthcare Corp. (a)                   1,413
         338  UnitedHealth Group, Inc.                    27,713
          97  WellPoint, Inc.                              9,656
                                                    ------------
                                                         120,130
                                                    ------------
              HEALTH CARE TECHNOLOGY -- 0.1%
         101  Cerner Corp. (a)                             5,681
                                                    ------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 1.7%
         150  Carnival Corp.                               5,679
          11  Chipotle Mexican Grill, Inc. (a)             6,249
          45  Darden Restaurants, Inc.                     2,284
          84  International Game Technology                1,181
          76  Marriott International, Inc.,
                 Class A                                   4,258


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
         339  McDonald's Corp.                          $ 33,232
         259  Starbucks Corp.                             19,005
          66  Starwood Hotels & Resorts
                 Worldwide, Inc.                           5,254
          44  Wyndham Worldwide Corp.                      3,222
          28  Wynn Resorts Ltd.                            6,220
         152  Yum! Brands, Inc.                           11,459
                                                    ------------
                                                          98,043
                                                    ------------
              HOUSEHOLD DURABLES -- 0.4%
          97  D.R. Horton, Inc.                            2,100
          42  Garmin Ltd.                                  2,321
          23  Harman International
                 Industries, Inc.                          2,447
          48  Leggett & Platt, Inc.                        1,567
          60  Lennar Corp., Class A                        2,377
          21  Mohawk Industries, Inc. (a)                  2,856
          95  Newell Rubbermaid, Inc.                      2,840
         117  PulteGroup, Inc.                             2,245
          26  Whirlpool Corp.                              3,886
                                                    ------------
                                                          22,639
                                                    ------------
              HOUSEHOLD PRODUCTS -- 2.0%
          44  Clorox (The) Co.                             3,872
         299  Colgate-Palmolive Co.                       19,396
         130  Kimberly-Clark Corp.                        14,333
         927  Procter & Gamble (The) Co.                  74,716
                                                    ------------
                                                         112,317
                                                    ------------
              INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.1%
         225  AES (The) Corp.                              3,213
         111  NRG Energy, Inc.                             3,530
                                                    ------------
                                                           6,743
                                                    ------------
              INDUSTRIAL CONGLOMERATES --
                 2.4%
         215  3M Co.                                      29,167
         205  Danaher Corp.                               15,375
       3,432  General Electric Co.                        88,854
          34  Roper Industries, Inc.                       4,539
                                                    ------------
                                                         137,935
                                                    ------------
              INSURANCE -- 2.8%
         115  ACE Ltd.                                    11,392
         156  Aflac, Inc.                                  9,834
         153  Allstate (The) Corp.                         8,657
         501  American International Group,
                 Inc.                                     25,055
         103  Aon PLC                                      8,681


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              INSURANCE (CONTINUED)
          25  Assurant, Inc.                        $      1,624
          84  Chubb (The) Corp.                            7,501
          50  Cincinnati Financial Corp.                   2,433
         169  Genworth Financial, Inc.,
                  Class A (a)                              2,996
         153  Hartford Financial Services
                 Group (The), Inc.                         5,396
          90  Lincoln National Corp.                       4,560
         105  Loews Corp.                                  4,625
         188  Marsh & McLennan Cos., Inc.                  9,269
         384  MetLife, Inc.                               20,275
          94  Principal Financial Group,
                 Inc.                                      4,323
         187  Progressive (The) Corp.                      4,529
         158  Prudential Financial, Inc.                  13,375
          30  Torchmark Corp.                              2,361
         121  Travelers (The) Cos., Inc.                  10,297
          89  Unum Group                                   3,143
          94  XL Group PLC                                 2,938
                                                    ------------
                                                         163,264
                                                    ------------
              INTERNET & CATALOG RETAIL --
                 1.3%
         127  Amazon.com, Inc. (a)                        42,738
          35  Expedia, Inc.                                2,538
          20  Netflix, Inc. (a)                            7,041
          18  Priceline Group (The), Inc. (a)             21,454
          38  TripAdvisor, Inc. (a)                        3,442
                                                    ------------
                                                          77,213
                                                    ------------
              INTERNET SOFTWARE & SERVICES --
                 3.2%
          61  Akamai Technologies, Inc. (a)                3,551
         399  eBay, Inc. (a)                              22,041
         584  Facebook, Inc., Class A (a)                 35,180
          97  Google, Inc., Class A (a)                  108,107
          43  VeriSign, Inc. (a)                           2,318
         321  Yahoo!, Inc. (a)                            11,524
                                                    ------------
                                                         182,721
                                                    ------------
              IT SERVICES -- 3.5%
         218  Accenture PLC, Class A                      17,379
          18  Alliance Data Systems Corp. (a)              4,904
         165  Automatic Data Processing,
                 Inc.                                     12,748
         208  Cognizant Technology Solutions
                 Corp., Class A (a)                       10,527
          50  Computer Sciences Corp.                      3,041
          99  Fidelity National Information
                 Services, Inc.                            5,292
          87  Fiserv, Inc. (a)                             4,932


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              IT SERVICES (CONTINUED)
         335  International Business
                 Machines Corp.                     $     64,484
         349  MasterCard, Inc., Class A                   26,070
         111  Paychex, Inc.                                4,729
          54  Teradata Corp. (a)                           2,656
          57  Total System Services, Inc.                  1,733
         173  Visa, Inc., Class A                         37,344
         187  Western Union Co.                            3,059
         381  Xerox Corp.                                  4,305
                                                    ------------
                                                         203,203
                                                    ------------
              LEISURE PRODUCTS -- 0.1%
          40  Hasbro, Inc.                                 2,225
         116  Mattel, Inc.                                 4,653
                                                    ------------
                                                           6,878
                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 0.5%
         114  Agilent Technologies, Inc.                   6,375
          39  PerkinElmer, Inc.                            1,757
         134  Thermo Fisher Scientific, Inc.              16,112
          29  Waters Corp. (a)                             3,144
                                                    ------------
                                                          27,388
                                                    ------------
              MACHINERY -- 1.7%
         218  Caterpillar, Inc.                           21,663
          59  Cummins, Inc.                                8,790
         126  Deere & Co.                                 11,441
          58  Dover Corp.                                  4,742
          47  Flowserve Corp.                              3,682
         134  Illinois Tool Works, Inc.                   10,898
          88  Ingersoll-Rand PLC                           5,037
          34  Joy Global, Inc.                             1,972
         121  PACCAR, Inc.                                 8,160
          38  Pall Corp.                                   3,400
          51  Parker Hannifin Corp.                        6,105
          68  Pentair Ltd.                                 5,395
          20  Snap-on, Inc.                                2,270
          53  Stanley Black & Decker, Inc.                 4,306
          63  Xylem, Inc.                                  2,294
                                                    ------------
                                                         100,155
                                                    ------------
              MEDIA -- 3.5%
          73  Cablevision Systems Corp.,
                 Class A                                   1,231
         189  CBS Corp., Class B                          11,680
         892  Comcast Corp., Class A                      44,618
         162  DIRECTV (a)                                 12,380
          76  Discovery Communications,
                 Inc., Class A (a)                         6,285


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              MEDIA (CONTINUED)
          78  Gannett Co., Inc.                     $      2,153
         145  Interpublic Group of Cos.
                 (The), Inc.                               2,485
         170  News Corp., Class A (a)                      2,927
          88  Omnicom Group, Inc.                          6,389
          38  Scripps Networks Interactive,
                 Class A                                   2,885
          95  Time Warner Cable, Inc.                     13,032
         305  Time Warner, Inc.                           19,926
         664  Twenty-First Century Fox,
                 Inc., Class A                            21,228
         136  Viacom, Inc., Class B                       11,559
         557  Walt Disney (The) Co.                       44,599
                                                    ------------
                                                         203,377
                                                    ------------
              METALS & MINING -- 0.5%
         369  Alcoa, Inc.                                  4,749
          37  Allegheny Technologies, Inc.                 1,394
          52  Cliffs Natural Resources, Inc.               1,064
         355  Freeport-McMoRan Copper &
                 Gold, Inc.                               11,740
         170  Newmont Mining Corp.                         3,984
         109  Nucor Corp.                                  5,509
          49  United States Steel Corp.                    1,353
                                                    ------------
                                                          29,793
                                                    ------------
              MULTILINE RETAIL -- 0.7%
         101  Dollar General Corp. (a)                     5,604
          71  Dollar Tree, Inc. (a)                        3,705
          33  Family Dollar Stores, Inc.                   1,914
          69  Kohl's Corp.                                 3,919
         126  Macy's, Inc.                                 7,471
          49  Nordstrom, Inc.                              3,060
         216  Target Corp.                                13,070
                                                    ------------
                                                          38,743
                                                    ------------
              MULTI-UTILITIES -- 1.2%
          83  Ameren Corp.                                 3,420
         147  CenterPoint Energy, Inc.                     3,482
          91  CMS Energy Corp.                             2,665
         100  Consolidated Edison, Inc.                    5,365
         199  Dominion Resources, Inc.                    14,127
          61  DTE Energy Co.                               4,532
          27  Integrys Energy Group, Inc.                  1,611
         107  NiSource, Inc.                               3,802
         157  PG&E Corp.                                   6,782
         173  Public Service Enterprise
                 Group, Inc.                               6,598
          48  SCANA Corp.                                  2,463
          78  Sempra Energy                                7,547


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              MULTI-UTILITIES (CONTINUED)
          70  TECO Energy, Inc.                    $       1,201
          77  Wisconsin Energy Corp.                       3,584
                                                    ------------
                                                          67,179
                                                    ------------
              OIL, GAS & CONSUMABLE FUELS --
                 8.2%
         172  Anadarko Petroleum Corp.                    14,579
         135  Apache Corp.                                11,198
         144  Cabot Oil & Gas Corp.                        4,879
         173  Chesapeake Energy Corp.                      4,432
         653  Chevron Corp.                               77,648
         419  ConocoPhillips                              29,477
          78  CONSOL Energy, Inc.                          3,116
         122  Denbury Resources, Inc.                      2,001
         131  Devon Energy Corp.                           8,768
          93  EOG Resources, Inc.                         18,244
          52  EQT Corp.                                    5,042
       1,478  Exxon Mobil Corp.                          144,371
          93  Hess Corp.                                   7,708
         229  Kinder Morgan, Inc.                          7,440
         238  Marathon Oil Corp.                           8,454
         101  Marathon Petroleum Corp.                     8,791
          59  Murphy Oil Corp.                             3,709
          47  Newfield Exploration Co. (a)                 1,474
         123  Noble Energy, Inc.                           8,738
         272  Occidental Petroleum Corp.                  25,919
          71  ONEOK, Inc.                                  4,207
          93  Peabody Energy Corp.                         1,520
         201  Phillips 66                                 15,489
          49  Pioneer Natural Resources Co.                9,170
          61  QEP Resources, Inc.                          1,796
          56  Range Resources Corp.                        4,646
         121  Southwestern Energy Co. (a)                  5,567
         229  Spectra Energy Corp.                         8,459
          45  Tesoro Corp.                                 2,276
         182  Valero Energy Corp.                          9,664
         234  Williams (The) Cos., Inc.                    9,496
                                                    ------------
                                                         468,278
                                                    ------------
              PAPER & FOREST PRODUCTS -- 0.1%
         150  International Paper Co.                      6,882
                                                    ------------
              PERSONAL PRODUCTS -- 0.1%
         148  Avon Products, Inc.                          2,167
          87  Estee Lauder (The) Cos., Inc.,
                 Class A                                   5,818
                                                    ------------
                                                           7,985
                                                    ------------
              PHARMACEUTICALS -- 6.2%
         543  AbbVie, Inc.                                27,910


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
          60  Actavis PLC (a)                       $     12,351
         102  Allergan, Inc.                              12,658
         562  Bristol-Myers Squibb Co.                    29,196
         337  Eli Lilly & Co.                             19,836
          82  Forest Laboratories, Inc. (a)                7,566
          57  Hospira, Inc. (a)                            2,465
         968  Johnson & Johnson                           95,087
       1,006  Merck & Co., Inc.                           57,111
         127  Mylan, Inc. (a)                              6,201
          46  Perrigo Co. PLC                              7,114
       2,183  Pfizer, Inc.                                70,118
         171  Zoetis, Inc.                                 4,949
                                                    ------------
                                                         352,562
                                                    ------------
              PROFESSIONAL SERVICES -- 0.2%
          13  Dun & Bradstreet (The) Corp.                 1,292
          42  Equifax, Inc.                                2,857
          97  Nielsen Holdings N.V.                        4,329
          47  Robert Half International,
                 Inc.                                      1,972
                                                    ------------
                                                          10,450
                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS
                 -- 2.1%
         135  American Tower Corp.                        11,053
          50  Apartment Investment &
                 Management Co., Class A                   1,511
          42  AvalonBay Communities, Inc.                  5,515
          52  Boston Properties, Inc.                      5,956
         114  Crown Castle International
                 Corp.                                     8,411
         115  Equity Residential                           6,669
         178  General Growth Properties,
                 Inc.                                      3,916
         156  HCP, Inc.                                    6,051
          99  Health Care REIT, Inc.                       5,900
         259  Host Hotels & Resorts, Inc.                  5,242
         140  Kimco Realty Corp.                           3,063
          48  Macerich (The) Co.                           2,992
          61  Plum Creek Timber Co., Inc.                  2,564
         171  Prologis, Inc.                               6,982
          49  Public Storage                               8,256
         107  Simon Property Group, Inc.                  17,548
         101  Ventas, Inc.                                 6,118
          60  Vornado Realty Trust                         5,914
         200  Weyerhaeuser Co.                             5,870
                                                    ------------
                                                         119,531
                                                    ------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.0%
          95  CBRE Group, Inc., Class A (a)                2,606
                                                    ------------


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              ROAD & RAIL -- 1.0%
         345  CSX Corp.                             $      9,995
          38  Kansas City Southern                         3,878
         106  Norfolk Southern Corp.                      10,300
          18  Ryder System, Inc.                           1,438
         156  Union Pacific Corp.                         29,275
                                                    ------------
                                                          54,886
                                                    ------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 2.1%
         109  Altera Corp.                                 3,950
         107  Analog Devices, Inc.                         5,686
         414  Applied Materials, Inc.                      8,454
         189  Broadcom Corp., Class A                      5,950
          24  First Solar, Inc. (a)                        1,675
       1,701  Intel Corp.                                 43,903
          57  KLA-Tencor Corp.                             3,941
          56  Lam Research Corp. (a)                       3,080
          81  Linear Technology Corp.                      3,944
         191  LSI Corp.                                    2,114
          68  Microchip Technology, Inc.                   3,248
         363  Micron Technology, Inc. (a)                  8,588
         190  NVIDIA Corp.                                 3,403
         371  Texas Instruments, Inc.                     17,493
          91  Xilinx, Inc.                                 4,938
                                                    ------------
                                                         120,367
                                                    ------------
              SOFTWARE -- 3.6%
         159  Adobe Systems, Inc. (a)                     10,453
          78  Autodesk, Inc. (a)                           3,836
         110  CA, Inc.                                     3,407
          63  Citrix Systems, Inc. (a)                     3,618
         106  Electronic Arts, Inc. (a)                    3,075
          97  Intuit, Inc.                                 7,540
       2,584  Microsoft Corp.                            105,918
       1,185  Oracle Corp.                                48,478
          65  Red Hat, Inc. (a)                            3,444
         192  Salesforce.com, Inc. (a)                    10,961
         237  Symantec Corp.                               4,733
                                                    ------------
                                                         205,463
                                                    ------------
              SPECIALTY RETAIL -- 2.1%
          22  AutoNation, Inc. (a)                         1,171
          12  AutoZone, Inc. (a)                           6,445
          73  Bed Bath & Beyond, Inc. (a)                  5,022
          93  Best Buy Co., Inc.                           2,456
          76  CarMax, Inc. (a)                             3,557
          40  GameStop Corp., Class A                      1,644
          91  Gap (The), Inc.                              3,646
         482  Home Depot (The), Inc.                      38,141


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS  (CONTINUED)
              SPECIALTY RETAIL (CONTINUED)
          83  L Brands, Inc.                        $      4,712
         358  Lowe's Cos., Inc.                           17,506
          36  O'Reilly Automotive, Inc. (a)                5,342
          35  PetSmart, Inc.                               2,411
          74  Ross Stores, Inc.                            5,295
         223  Staples, Inc.                                2,529
          38  Tiffany & Co.                                3,274
         243  TJX (The) Cos., Inc.                        14,738
          48  Tractor Supply Co.                           3,390
          37  Urban Outfitters, Inc. (a)                   1,349
                                                    ------------
                                                         122,628
                                                    ------------
              TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 4.0%
         305  Apple, Inc.                                163,706
         693  EMC Corp.                                   18,995
         648  Hewlett-Packard Co.                         20,969
         113  NetApp, Inc.                                 4,170
          77  SanDisk Corp.                                6,251
         112  Seagate Technology PLC                       6,290
          72  Western Digital Corp.                        6,611
                                                    ------------
                                                         226,992
                                                    ------------
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.8%
          95  Coach, Inc.                                  4,718
          16  Fossil Group, Inc. (a)                       1,866
          61  Michael Kors Holdings Ltd. (a)               5,689
         254  NIKE, Inc., Class B                         18,760
          28  PVH Corp.                                    3,494
          20  Ralph Lauren Corp.                           3,219
         121  VF Corp.                                     7,487
                                                    ------------
                                                          45,233
                                                    ------------
              THRIFTS & MORTGAGE FINANCE --
                 0.1%
         163  Hudson City Bancorp, Inc.                    1,602
         106  People's United Financial,
                 Inc.                                      1,576
                                                    ------------
                                                           3,178
                                                    ------------
              TOBACCO -- 1.4%
         682  Altria Group, Inc.                          25,527
         124  Lorillard, Inc.                              6,706
         542  Philip Morris International,
                 Inc.                                     44,374
         107  Reynolds American, Inc.                      5,716
                                                    ------------
                                                          82,323
                                                    ------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 0.2%
          93  Fastenal Co.                                 4,587


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              TRADING COMPANIES &
                 DISTRIBUTORS (CONTINUED)
          21  W.W. Grainger, Inc.                   $      5,306
                                                    ------------
                                                           9,893
                                                    ------------
              TOTAL COMMON STOCKS -- 99.6%             5,713,133
              (Cost $4,625,135)

CONTRACTS
------------
              OPTIONS PURCHASED -- 0.4%
              CALL OPTIONS
         770  VIX US, expiring 04/16/2014,
                 Strike Price $19 (a)                     22,330
              (Cost $56,626)                        ------------

              TOTAL INVESTMENTS -- 100.0%              5,735,463
              (Cost $4,681,761) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                         782
                                                    ------------
              NET ASSETS -- 100.0%                  $  5,736,245
                                                    ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,123,192 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $69,490.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $ 5,713,133      $ --           $ --
Options Purchased           22,330        --             --
                       -----------------------------------------
Total Investments      $ 5,735,463      $ --           $ --
                       =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The NASDAQ(R) Stock
         Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (NASDAQ ticker
         "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
         "VIXH")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2014 (UNAUDITED)

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2014, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At March 31, 2014, the Fund held 770 options contracts with a notional value of $14,630. This is representative of contracts held throughout the period.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2014, QQEW, QQXT, QCLN, FCG and FNI had securities in the securities lending program.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2014 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2014 (UNAUDITED)


                             LICENSING INFORMATION

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the NASDAQ(R), NASDAQ OMX(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Ex-Tech Sector Index(SM) and NASDAQ-100 Technology Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Ex-Tech Sector Index(SM) and the NASDAQ-100 Technology Sector Index(SM). THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R), Clean Edge(R) or their affiliates (NASDAQ(R) and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data;
(ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the NASDAQ(R), OMX(R), NASDAQ OMX(R), American Bankers Association, ABA, and NASDAQ OMX(R) ABA Community Bank Index(SM) trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX ABA Community Bank Index(SM) which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC ("SPDJI"). Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

S&P(R) and S&P 500(R) are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE(R), Chicago Board Options Exchange(R), CBOE Volatility Index(R) and VIX(R) are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Exchange-Traded Fund
                ------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     ----------------

* Print the name and title of each signing officer under his or her signature.